UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2006 - March 31, 2006

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2006

SHARES			VALUE (000)
PREFERRED STOCK - 0.00% **
PRIMARY METAL INDUSTRIES - 0.00% **
25,150	v*	Superior Trust I	$—	^

		TOTAL PRIMARY METAL INDUSTRIES	—	^

		TOTAL PREFERRED STOCKS (Cost $20)	—	^

COMMON STOCKS - 99.88%
AGRICULTURAL PRODUCTION-CROPS - 0.00% **
2,584		Chiquita Brands International, Inc	43

		TOTAL AGRICULTURAL PRODUCTION-CROPS	43

AMUSEMENT AND RECREATION SERVICES - 0.23%
3,321	*	Bally Technologies, Inc	56
433		Churchill Downs, Inc	17
652		Dover Downs Gaming & Entertainment, Inc	14
967		Dover Motorsports, Inc	5
12,031		Harrah’s Entertainment, Inc	938
2,353		International Speedway Corp (Class A)	120
1,909	*	Leapfrog Enterprises, Inc	20
1,577	*	Life Time Fitness, Inc	74
4,523	*	Live Nation, Inc	90
3,185	*	Magna Entertainment Corp (Class A)	22
3,946	*	Marvel Entertainment, Inc	79
604	*	Monarch Casino & Resort, Inc	17
1,437	*	MTR Gaming Group, Inc	15
1,472	*	Multimedia Games, Inc	22
4,563	*	Penn National Gaming, Inc	192
2,469	*	Pinnacle Entertainment, Inc	70
566	*	Riviera Holdings Corp	10
6,211	*	Six Flags, Inc	63
1,000		Speedway Motorsports, Inc	38
5,439		Westwood One, Inc	60
3,169	*	Wynn Resorts Ltd	244

		TOTAL AMUSEMENT AND RECREATION SERVICES	2,166

APPAREL AND ACCESSORY STORES - 0.68%
5,533		Abercrombie & Fitch Co (Class A)	323
3,853	*	Aeropostale, Inc	116
7,919		American Eagle Outfitters, Inc	236
4,907	*	AnnTaylor Stores Corp	181
500		Buckle, Inc	20
1,286		Burlington Coat Factory Warehouse Corp	58
664	*	Cache, Inc	12
2,400	*	Casual Male Retail Group, Inc	23
2,074		Cato Corp (Class A)	49
806	*	Charlotte Russe Holding, Inc	17
7,700	*	Charming Shoppes, Inc	114
12,068	*	Chico’s FAS, Inc	490
1,410	*	Children’s Place Retail Stores, Inc	82
2,493		Christopher & Banks Corp	58
5,719		Claire’s Stores, Inc	208
290		DEB Shops, Inc	9
1,500	*	Dress Barn, Inc	72
500	*	DSW, Inc	16
2,704		Finish Line, Inc (Class A)	44

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
10,406		Foot Locker, Inc	$248
37,486		Gap, Inc	700
1,554	*	Genesco, Inc	61
1,036	*	Guess ?, Inc	41
3,222	*	HOT Topic, Inc	47
1,216	*	Jill (J.) Group, Inc	29
1,539	*	Jo-Ann Stores, Inc	21
20,277	*	Kohl’s Corp	1,075
22,659		Limited Brands, Inc	554
3,103		Men’s Wearhouse, Inc	112
888	*	New York & Co, Inc	13
14,246		Nordstrom, Inc	558
4,702	*	Pacific Sunwear Of California, Inc	104
4,638	*	Payless Shoesource, Inc	106
9,932		Ross Stores, Inc	290
517	*	Shoe Carnival, Inc	13
2,155		Stage Stores, Inc	64
1,757		Stein Mart, Inc	31
100		Syms Corp	2
1,200		Talbots, Inc	32
2,829	*	The Wet Seal, Inc	19
2,439	*	Too, Inc	84
7,238	*	Urban Outfitters, Inc	178
1,301	*	Wilsons The Leather Experts, Inc	5

		TOTAL APPAREL AND ACCESSORY STORES	6,515

APPAREL AND OTHER TEXTILE PRODUCTS - 0.23%
1,012		Bebe Stores, Inc	19
1,242	*	Carter’s, Inc	84
9,052		Cintas Corp	386
1,062	*	Columbia Sportswear Co	57
2,122	*	Gymboree Corp	55
1,589	*	Hartmarx Corp	14
1,650	*	Innovo Group, Inc	1
7,770		Jones Apparel Group, Inc	275
1,141	*	JOS A Bank Clothiers, Inc	55
2,000		Kellwood Co	63
6,965		Liz Claiborne, Inc	285
874		Oxford Industries, Inc	45
652	*	Perry Ellis International, Inc	15
1,700		Phillips-Van Heusen Corp	65
3,520		Polo Ralph Lauren Corp	213
7,612	*	Quiksilver, Inc	105
2,227		Russell Corp	31
460	*	Under Armour, Inc	15
587		Unifirst Corp	19
5,673		VF Corp	323
200	*	Volcom, Inc	7
3,191	*	Warnaco Group, Inc	76

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,208

AUTO REPAIR, SERVICES AND PARKING - 0.06%
646	*	Amerco, Inc	64
700		Bandag, Inc	29
1,278		Central Parking Corp	20
1,736	*	Dollar Thrifty Automotive Group, Inc	79
1,073	*	Midas, Inc	24
582		Monro Muffler, Inc	22
3,583	*	PHH Corp	96
1,413	*	Rush Enterprises, Inc (Class A)	25
4,029		Ryder System, Inc	180

		TOTAL AUTO REPAIR, SERVICES AND PARKING	539

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
7,237		Advance Auto Parts	$301
409	*	America’s Car-Mart, Inc	9
1,053	*	Asbury Automotive Group, Inc	21
11,420	*	Autonation, Inc	246
3,556	*	Autozone, Inc	354
7,080	*	Carmax, Inc	231
3,355		Casey’s General Stores, Inc	77
3,233	*	CSK Auto Corp	45
1,297		Group 1 Automotive, Inc	62
1,061		Lithia Motors, Inc (Class A)	37
809	*	MarineMax, Inc	27
6,737	*	O’Reilly Automotive, Inc	246
1,793		Sonic Automotive, Inc	50
1,810		United Auto Group, Inc	78
744	*	West Marine, Inc	11

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,795

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.04%
1,756		Building Material Holding Corp	63
1,294	*	Central Garden & Pet Co	69
8,362		Fastenal Co	396
141,503		Home Depot, Inc	5,985
50,785		Lowe’s Cos, Inc	3,273
2,162	*	Tractor Supply Co	143

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,929

BUSINESS SERVICES - 7.16%
2,635		Aaron Rents, Inc	72
2,600		ABM Industries, Inc	50
16,122	*	Activision, Inc	222
5,898		Acxiom Corp	152
1,377		Administaff, Inc	75
39,322	*	Adobe Systems, Inc	1,373
1,872	*	Advent Software, Inc	53
2,039		Advo, Inc	65
7,516	*	Affiliated Computer Services, Inc (Class A)	448
3,625	*	Agile Software Corp	28
8,518	*	Akamai Technologies, Inc	280
5,618	*	Alliance Data Systems Corp	263
1,445	*	Altiris, Inc	32
900	*	American Reprographics Co	31
3,066	*	AMICAS, Inc	14
1,337	*	AMN Healthcare Services, Inc	25
436	*	Ansoft Corp	18
2,094	*	Ansys, Inc	113
1,874	*	Anteon International Corp	102
4,841	*	Applera Corp (Celera Genomics Group)	57
4,092	*	Applied Digital Solutions, Inc	12
3,835	*	aQuantive, Inc	90
4,191	*	Ariba, Inc	41
2,453	*	AsiaInfo Holdings, Inc	12
3,355	*	Aspen Technology, Inc	42
546	*	Asset Acceptance Capital Corp	11
3,399	*	Atari, Inc	2
2,886	*	Autobytel, Inc	14
14,753	*	Autodesk, Inc	568
38,434		Automatic Data Processing, Inc	1,756
25,146	*	BEA Systems, Inc	330
12,324	*	BearingPoint, Inc	105
1,381		Black Box Corp	66
631		Blackbaud, Inc	13
1,000	*	Blackboard, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
14,194	*	BMC Software, Inc	$307
5,613	*	Borland Software Corp	30
862	*	Bottomline Technologies, Inc	12
30,774		CA, Inc	837
2,042	*	CACI International, Inc (Class A)	134
17,738	*	Cadence Design Systems, Inc	328
3,624		Catalina Marketing Corp	84
900		CDI Corp	26
68,473		Cendant Corp	1,188
4,020	*	Cerner Corp	191
5,652	*	Checkfree Corp	285
3,700	*	Ciber, Inc	24
11,443	*	Citrix Systems, Inc	434
2,400	*	Clear Channel Outdoor Holdings, Inc	56
574	*	Click Commerce, Inc	14
32,439	*	CMGI, Inc	48
8,863	*	CNET Networks, Inc	126
1,300	*	Cogent, Inc	24
9,104	*	Cognizant Technology Solutions Corp	542
416		Computer Programs & Systems, Inc	21
12,477	*	Computer Sciences Corp	693
25,875	*	Compuware Corp	203
839	*	COMSYS IT Partners, Inc	9
1,542	*	Concur Technologies, Inc	29
9,850	*	Convergys Corp	179
1,115	*	CoStar Group, Inc	58
2,097	*	Covansys Corp	36
2,321	*	Cross Country Healthcare, Inc	45
3,676	*	CSG Systems International, Inc	86
1,899	*	Cybersource Corp	21
3,468		Deluxe Corp	91
2,509	*	Dendrite International, Inc	34
2,438	*	Digital Insight Corp	89
4,125	*	DST Systems, Inc	239
7,927	*	Earthlink, Inc	76
71,477	*	eBay, Inc	2,792
2,488	*	Eclipsys Corp	59
1,105	*	eCollege.com, Inc	21
3,401	*	eFunds Corp	88
1,000	*	Electro Rent Corp	17
20,357	*	Electronic Arts, Inc	1,114
34,111		Electronic Data Systems Corp	915
947	*	Emageon, Inc	16
18,914	*	Emdeon Corp	204
4,419	*	Entrust, Inc	20
3,541	*	Epicor Software Corp	48
857	*	EPIQ Systems, Inc	16
8,447		Equifax, Inc	315
1,075	*	Equinix, Inc	69
3,090	*	eResearch Technology, Inc	44
351	*	Escala Group, Inc	9
1,565	*	eSpeed, Inc (Class A)	12
2,395	*	F5 Networks, Inc	174
2,250		Factset Research Systems, Inc	100
4,571		Fair Isaac Corp	181
11,241		Fidelity National Information Services, Inc	456
2,707	*	Filenet Corp	73
200	*	First Advantage Corp	5
50,966		First Data Corp	2,386
11,747	*	Fiserv, Inc	500
3,278	*	Getty Images, Inc	245
4,248		Global Payments, Inc	225
10,849	*	Google, Inc (Class A)	4,231

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
7,793		GTECH Holdings Corp	$265
3,404	*	Harris Interactive, Inc	19
3,853		Harte-Hanks, Inc	105
1,500		Healthcare Services Group	32
1,400	*	Heidrick & Struggles International, Inc	51
10,105	*	Homestore, Inc	66
1,384	*	Hudson Highland Group, Inc	26
4,279	*	Hyperion Solutions Corp	139
5,789	*	Identix, Inc	46
1,449	*	iGate Corp	8
600	*	IHS, Inc	16
4,807	*	Incyte Corp	29
1,090	*	Infocrossing, Inc	13
5,959	*	Informatica Corp	93
2,218	*	Infospace, Inc	62
1,967		infoUSA, Inc	25
696		Integral Systems, Inc	19
1,762	*	Intergraph Corp	73
2,646	*	Internet Capital Group, Inc	25
2,744	*	Internet Security Systems, Inc	66
529		Interpool, Inc	11
27,952	*	Interpublic Group of Cos, Inc	267
596	*	Intervideo, Inc	6
3,184	*	Interwoven, Inc	29
1,058	*	Intrado, Inc	27
10,283	*	Intuit, Inc	547
3,071	*	Ipass, Inc	25
729	*	iPayment, Inc	31
7,238	*	Iron Mountain, Inc	295
3,649	*	iVillage, Inc	31
4,697		Jack Henry & Associates, Inc	107
1,953	*	JDA Software Group, Inc	28
1,087	*	Jupitermedia Corp	20
1,680	*	Kanbay International, Inc	26
2,127	*	Keane, Inc	34
1,200		Kelly Services, Inc (Class A)	33
430	*	Kenexa Corp	13
1,631	*	Keynote Systems, Inc	19
1,774	*	Kforce, Inc	23
3,229	*	Kinetic Concepts, Inc	133
2,700	*	Korn/Ferry International	55
2,052	*	Kronos, Inc	77
3,150	*	Labor Ready, Inc	75
5,512	*	Lamar Advertising Co	290
3,863	*	Lawson Software, Inc	30
3,238	*	Lionbridge Technologies	26
2,311	*	Magma Design Automation, Inc	20
1,118	*	Majesco Entertainment Co	2
2,098	*	Manhattan Associates, Inc	46
5,954		Manpower, Inc	340
919	*	Mantech International Corp (Class A)	31
1,404	*	Mapinfo Corp	20
1,311	*	Marchex, Inc	28
3,375	*	Matrixone, Inc	24
10,592	*	McAfee, Inc	258
1,316		McGrath RentCorp	40
4,700	*	Mentor Graphics Corp	52
1,540	*	Mercury Computer Systems, Inc	25
1,163	*	Merge Technologies, Inc	19
2,549	*	Micros Systems, Inc	117
607,513		Microsoft Corp	16,530
896	*	MicroStrategy, Inc	94
1,150	*	Midway Games, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
7,014	*	Monster Worldwide, Inc	$350
16,732		Moody’s Corp	1,196
582	*	Morningstar, Inc	26
1,509	*	Motive, Inc	6
6,206	*	MPS Group, Inc	95
1,100	*	MRO Software, Inc	18
3,725		National Instruments Corp	122
6,028	*	NAVTEQ Corp	305
1,879	*	NCO Group, Inc	45
12,140	*	NCR Corp	507
1,235	*	Ness Technologies, Inc	16
3,593	*	NetIQ Corp	40
1,000	*	Netscout Systems, Inc	9
1,732	*	NIC, Inc	11
24,105	*	Novell, Inc	185
8,571	*	Nuance Communications, Inc	101
12,129		Omnicom Group, Inc	1,010
1,415	*	Online Resources Corp	18
1,309	*	Open Solutions, Inc	36
5,412	*	Openwave Systems, Inc	117
5,080	*	Opsware, Inc	44
256,520	*	Oracle Corp	3,512
2,281	*	Packeteer, Inc	26
7,453	*	Parametric Technology Corp	122
860	*	PDF Solutions, Inc	16
1,800	*	Pegasus Solutions, Inc	17
438	*	Pegasystems, Inc	4
5,518	*	Perot Systems Corp (Class A)	86
1,488	*	Phase Forward, Inc	17
1,622	*	Phoenix Technologies Ltd	11
1,009	*	Portalplayer, Inc	22
1,058	*	Portfolio Recovery Associates, Inc	50
863	*	PRA International	21
1,516	*	Priceline.com, Inc	38
2,510	*	Progress Software Corp	73
1,773	*	ProQuest Co	38
1,000		QAD, Inc	7
884		Quality Systems, Inc	29
4,302	*	Quest Software, Inc	72
1,505	*	Radiant Systems, Inc	20
7,819	*	RealNetworks, Inc	64
11,838	*	Red Hat, Inc	331
2,170	*	Redback Networks, Inc	47
781		Renaissance Learning, Inc	14
4,808	*	Rent-A-Center, Inc	123
1,839	*	Rent-Way, Inc	13
4,293		Reynolds & Reynolds Co (Class A)	122
712	*	RightNow Technologies, Inc	11
11,529		Robert Half International, Inc	445
2,131		Rollins, Inc	43
4,293	*	RSA Security, Inc	77
5,099	*	S1 Corp	26
8,602		Sabre Holdings Corp	202
4,601	*	Salesforce.com, Inc	167
5,900	*	Sapient Corp	45
1,500	*	Seachange International, Inc	12
3,543	*	Secure Computing Corp	41
19,565		ServiceMaster Co	257
639	*	SI International, Inc	22
1,534	*	Sohu.com, Inc	41
1,305	*	Sonic Solutions, Inc	24
16,726	*	Sonus Networks, Inc	92

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,330	*	Sotheby’s Holdings, Inc (Class A)	$68
1,062	*	Sourcecorp	26
4,207	*	Spherion Corp	44
900	*	SPSS, Inc	28
1,810	*	SRA International, Inc (Class A)	68
627	*	SSA Global Technologies, Inc	10
746		Startek, Inc	18
1,182		Stellent, Inc	14
225,053	*	Sun Microsystems, Inc	1,154
2,522	*	SupportSoft, Inc	11
6,158	*	Sybase, Inc	130
1,700	*	SYKES Enterprises, Inc	24
71,543	*	Symantec Corp	1,204
1,160	*	Syniverse Holdings, Inc	18
9,714	*	Synopsys, Inc	217
403		Syntel, Inc	8
4,650	*	Take-Two Interactive Software, Inc	87
2,768	*	TeleTech Holdings, Inc	31
1,962	*	Terremark Worldwide, Inc	17
4,249	*	THQ, Inc	110
13,792	*	TIBCO Software, Inc	115
2,517		Total System Services, Inc	50
2,585	*	Transaction Systems Architects, Inc	81
300	*	Travelzoo, Inc	6
2,823	*	Trizetto Group, Inc	50
3,517	*	Tyler Technologies, Inc	39
640	*	Ulticom, Inc	7
1,541	*	Ultimate Software Group, Inc	40
22,840	*	Unisys Corp	157
3,701		United Online, Inc	48
4,516	*	United Rentals, Inc	156
1,098	*	Universal Compression Holdings, Inc	56
3,018	*	Valassis Communications, Inc	89
5,496	*	Valueclick, Inc	93
812	*	Verint Systems, Inc	29
16,286	*	VeriSign, Inc	391
634	*	Vertrue, Inc	26
1,519		Viad Corp	52
1,694	*	Vignette Corp	25
635	*	Viisage Technology, Inc	11
828	*	Vital Images, Inc	28
572	*	Volt Information Sciences, Inc	17
37,221		Waste Management, Inc	1,314
2,094	*	WebEx Communications, Inc	70
257	*	WebMD Health Corp	11
3,244	*	webMethods, Inc	27
2,958	*	Websense, Inc	81
620	*	WebSideStory, Inc	11
60		Wesco Financial Corp	24
1,307	*	West Corp	58
600	*	Williams Scotsman International, Inc	15
4,910	*	Wind River Systems, Inc	61
1,427	*	Witness Systems, Inc	36
79,248	*	Yahoo!, Inc	2,556

		TOTAL BUSINESS SERVICES	68,364

CHEMICALS AND ALLIED PRODUCTS - 9.62%
6,752	*	Aastrom Biosciences, Inc	14
101,643		Abbott Laboratories	4,317
5,917	*	Abgenix, Inc	133
1,098	*	Acadia Pharmaceuticals, Inc	18
200	*	Adams Respiratory Therapeutics, Inc	8
2,849	*	Adolor Corp	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
14,926		Air Products & Chemicals, Inc	$1,003
2,452		Albemarle Corp	111
2,356	*	Alexion Pharmaceuticals, Inc	83
6,230	*	Alkermes, Inc	137
9,759		Allergan, Inc	1,059
2,624		Alpharma, Inc (Class A)	70
1,431	*	American Pharmaceutical Partners, Inc	41
696		American Vanguard Corp	21
81,173	*	Amgen, Inc	5,905
7,017	*	Amylin Pharmaceuticals, Inc	343
1,368	*	Antigenics, Inc	4
1,500		Arch Chemicals, Inc	46
4,682	*	Ariad Pharmaceuticals, Inc	31
2,133	*	Arqule, Inc	12
2,452	*	Atherogenics, Inc	40
2,512	*	ATMI, Inc	76
1,833	*	AVANIR Pharmaceuticals	27
6,533		Avery Dennison Corp	382
31,138		Avon Products, Inc	971
780		Balchem Corp	18
6,940	*	Barr Pharmaceuticals, Inc	437
1,012	*	Barrier Therapeutics, Inc	10
872	*	Bentley Pharmaceuticals, Inc	11
2,648	*	Bioenvision, Inc	19
22,817	*	Biogen Idec, Inc	1,075
5,486	*	BioMarin Pharmaceuticals, Inc	74
1,130	*	Biosite, Inc	59
127,959		Bristol-Myers Squibb Co	3,149
4,244		Cabot Corp	144
1,725	*	Cabot Microelectronics Corp	64
2,400		Calgon Carbon Corp	15
1,815		Cambrex Corp	35
631	*	Caraco Pharmaceutical Laboratories Ltd	8
3,191		Celanese Corp (Series A)	67
22,344	*	Celgene Corp	988
3,105	*	Cell Genesys, Inc	25
5,999	*	Cell Therapeutics, Inc	11
3,899	*	Cephalon, Inc	235
2,100		CF Industries Holdings, Inc	36
1,163	*	Chattem, Inc	44
14,450		Chemtura Corp	170
7,218	*	Chiron Corp	331
4,292		Church & Dwight Co, Inc	158
10,264		Clorox Co	614
345	*	Coley Pharmaceutical Group, Inc	5
34,288		Colgate-Palmolive Co	1,958
2,200	*	Connetics Corp	37
860	*	Cotherix, Inc	8
3,622	*	Cubist Pharmaceuticals, Inc	83
2,332	*	CuraGen Corp	12
2,881	*	Curis, Inc	7
2,618	*	Cypress Bioscience, Inc	16
2,754		Cytec Industries, Inc	165
5,916		Dade Behring Holdings, Inc	211
4,015	*	Dendreon Corp	19
1,474		Diagnostic Products Corp	70
900	*	Digene Corp	35
4,727	*	Discovery Laboratories, Inc	35
1,742	*	Diversa Corp	16
1,534	*	Dov Pharmaceutical, Inc	25
62,977		Dow Chemical Co	2,557
60,190		Du Pont (E.I.) de Nemours & Co	2,541
1,775	*	Durect Corp	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,041	*	Dusa Pharmaceuticals, Inc	$7
5,082		Eastman Chemical Co	260
11,915		Ecolab, Inc	455
64,627		Eli Lilly & Co	3,574
1,704	*	Elizabeth Arden, Inc	40
4,500	*	Encysive Pharmaceuticals, Inc	22
3,261	*	Endo Pharmaceuticals Holdings, Inc	107
7,613		Engelhard Corp	302
3,094	*	Enzon Pharmaceuticals, Inc	25
1,584	*	EPIX Pharmaceuticals, Inc	6
8,582		Estee Lauder Cos (Class A)	319
2,913		Ferro Corp	58
2,528		FMC Corp	157
21,245	*	Forest Laboratories, Inc	948
30,399	*	Genentech, Inc	2,569
1,612	*	Genitope Corp	14
3,419	*	Gen-Probe, Inc	188
16,874	*	Genzyme Corp	1,134
2,274		Georgia Gulf Corp	59
3,135	*	Geron Corp	26
29,800	*	Gilead Sciences, Inc	1,854
2,034		H.B. Fuller Co	104
517	*	Hi-Tech Pharmacal Co, Inc	15
10,271	*	Hospira, Inc	405
8,974	*	Human Genome Sciences, Inc	98
3,736	*	Huntsman Corp	72
4,311	*	ICOS Corp	95
861	*	Idenix Pharmaceuticals, Inc	12
2,122	*	Idexx Laboratories, Inc	183
4,629	*	ImClone Systems, Inc	157
2,898	*	Immucor, Inc	83
2,900	*	Immunogen, Inc	13
730		Innospec, Inc	19
2,221	*	Inspire Pharmaceuticals, Inc	12
236		Inter Parfums, Inc	5
1,694	*	InterMune, Inc	31
6,068		International Flavors & Fragrances, Inc	208
1,283	*	Introgen Therapeutics, Inc	7
933	*	Inverness Medical Innovations, Inc	27
3,299	*	Invitrogen Corp	231
4,737	*	Isis Pharmaceuticals, Inc	43
512	*	Ista Pharmaceuticals, Inc	3
1,504	*	Keryx Biopharmaceuticals, Inc	29
16,032	*	King Pharmaceuticals, Inc	277
650		Koppers Holdings, Inc	13
801	*	Kos Pharmaceuticals, Inc	38
358		Kronos Worldwide, Inc	11
2,481	*	KV Pharmaceutical Co (Class A)	60
4,403	*	Lexicon Genetics, Inc	24
4,300		Lubrizol Corp	184
12,867		Lyondell Chemical Co	256
1,876		MacDermid, Inc	60
987		Mannatech, Inc	17
1,000	*	MannKind Corp	20
2,109	*	Martek Biosciences Corp	69
6,813	*	Medarex, Inc	90
3,315	*	Medicines Co	68
3,736		Medicis Pharmaceutical Corp (Class A)	122
16,191	*	Medimmune, Inc	592
144,401		Merck & Co, Inc	5,087
1,096		Meridian Bioscience, Inc	30
4,800	*	MGI Pharma, Inc	84
21,183	*	Millennium Pharmaceuticals, Inc	214

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,370		Minerals Technologies, Inc	$80
534	*	Momenta Pharmaceuticals, Inc	10
8,108	*	Monogram Biosciences, Inc	15
17,736		Monsanto Co	1,503
8,391	*	Mosaic Co	120
14,604		Mylan Laboratories, Inc	342
1,350	*	Myogen, Inc	49
1,780	*	Myriad Genetics, Inc	46
4,000	*	Nabi Biopharmaceuticals	23
5,617	*	Nalco Holding Co	99
1,189	*	Nastech Pharmaceutical Co, Inc	21
710		Natures Sunshine Products, Inc	9
3,790	*	NBTY, Inc	85
5,807	*	Nektar Therapeutics	118
951	*	Neopharm, Inc	8
2,526	*	Neurocrine Biosciences, Inc	163
1,736	*	Neurogen Corp	11
838	*	New River Pharmaceuticals, Inc	28
954		NewMarket Corp	45
685	*	NitroMed, Inc	6
964		NL Industries, Inc	10
1,322	*	Northfield Laboratories, Inc	13
1,495	*	Noven Pharmaceuticals, Inc	27
2,588	*	NPS Pharmaceuticals, Inc	22
4,620		Olin Corp	99
2,409	*	Onyx Pharmaceuticals, Inc	63
3,810	*	OSI Pharmaceuticals, Inc	122
1,792	*	Pain Therapeutics, Inc	20
2,340	*	Par Pharmaceutical Cos, Inc	66
406	*	Parlux Fragrances, Inc	13
6,891	*	PDL BioPharma, Inc	226
1,019	*	Penwest Pharmaceuticals Co	22
5,655		Perrigo Co	92
487,807		Pfizer, Inc	12,156
1,639	*	Pharmion Corp	30
752	*	Pioneer Cos, Inc	23
6,365	*	PolyOne Corp	59
1,425	*	Pozen, Inc	24
11,243		PPG Industries, Inc	712
21,156		Praxair, Inc	1,167
209,643		Procter & Gamble Co	12,080
940	*	Progenics Pharmaceuticals, Inc	25
1,297	*	Renovis, Inc	28
11,215	*	Revlon, Inc (Class A)	35
1,318	*	Rigel Pharmaceuticals, Inc	15
1,340	*	Rockwood Holdings, Inc	31
1,100	*	Rogers Corp	60
10,498		Rohm & Haas Co	513
7,884		RPM International, Inc	141
2,502	*	Salix Pharmaceuticals Ltd	41
4,084	*	Savient Pharmaceuticals, Inc	22
97,287		Schering-Plough Corp	1,848
2,068		Schulman (A.), Inc	51
2,982		Scotts Miracle-Gro Co (Class A)	137
3,182	*	Seattle Genetics, Inc	16
3,076		Sensient Technologies Corp	56
7,046	*	Sepracor, Inc	344
2,326	*	Serologicals Corp	57
7,402		Sherwin-Williams Co	366
4,442		Sigma-Aldrich Corp	292
4,301	*	StemCells, Inc	15
500		Stepan Co	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
3,078	*	SuperGen, Inc	$18
1,732	*	Tanox, Inc	34
2,700	*	Techne Corp	162
3,521	*	Telik, Inc	68
6,305	*	Terra Industries, Inc	45
953	*	Trimeris, Inc	13
1,519	*	Tronox, Inc	26
1,100		Tronox, Inc	19
1,527	*	United Therapeutics Corp	101
594	*	USANA Health Sciences, Inc	25
5,847		USEC, Inc	71
5,951		Valeant Pharmaceuticals International	94
423		Valhi, Inc	8
6,804		Valspar Corp	190
5,522	*	VCA Antech, Inc	157
2,086	*	Ventana Medical Systems, Inc	87
6,898	*	Vertex Pharmaceuticals, Inc	252
7,048	*	Watson Pharmaceuticals, Inc	203
1,100		WD-40 Co	34
2,293		Wellman, Inc	15
893		Westlake Chemical Corp	31
4,714	*	WR Grace & Co	63
87,759		Wyeth	4,258
300	*	Xenoport, Inc	7
1,803	*	Zymogenetics, Inc	39

		TOTAL CHEMICALS AND ALLIED PRODUCTS	91,775

COAL MINING - 0.21%
2,001	*	Alpha Natural Resources, Inc	46
4,558		Arch Coal, Inc	346
5,958		Consol Energy, Inc	442
1,581		Foundation Coal Holdings, Inc	65
879	*	James River Coal Co	30
5,174		Massey Energy Co	187
17,380		Peabody Energy Corp	876

		TOTAL COAL MINING	1,992

COMMUNICATIONS - 4.42%
683		Alaska Communications Systems Group, Inc	8
24,415		Alltel Corp	1,581
27,211	*	American Tower Corp (Class A)	825
2,198		Anixter International, Inc	105
257,468		AT&T, Inc	6,962
32,004	*	Avaya, Inc	362
465		Beasley Broadcast Group, Inc (Class A)	6
119,969		BellSouth Corp	4,157
4,435	*	Broadwing Corp	65
13,439		Cablevision Systems Corp (Class A)	359
1,478		Centennial Communications Corp	11
7,562		CenturyTel, Inc	296
18,720	*	Charter Communications, Inc (Class A)	20
16,520	*	Cincinnati Bell, Inc	75
3,174		Citadel Broadcasting Corp	35
23,101		Citizens Communications Co	307
33,699		Clear Channel Communications, Inc	978
133,149	*	Comcast Corp (Class A)	3,483
1,582		Commonwealth Telephone Enterprises, Inc	55
940		Consolidated Communications Holdings, Inc	15
2,400	*	Cox Radio, Inc (Class A)	32
14,231	*	Crown Castle International Corp	404
1,802	*	Crown Media Holdings, Inc (Class A)	12
1,200		CT Communications, Inc	16
3,424	*	Cumulus Media, Inc (Class A)	39

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
43,140	*	DIRECTV Group, Inc	$707
18,836	*	Discovery Holding Co (Class A)	283
9,292	*	Dobson Communications Corp (Class A)	75
15,466	*	EchoStar Communications Corp (Class A)	462
2,106	*	Emmis Communications Corp (Class A)	34
2,180		Entercom Communications Corp	61
5,154	*	Entravision Communications Corp (Class A)	47
1,820		Fairpoint Communications, Inc	25
354	*	Fisher Communications, Inc	16
15,290	*	Gemstar-TV Guide International, Inc	47
3,022	*	General Communication, Inc (Class A)	37
4,156	*	GlobeTel Communications Corp	10
1,459		Golden Telecom, Inc	44
3,118		Gray Television, Inc	26
2,141		Hearst-Argyle Television, Inc	50
3,907	*	IDT Corp (Class B)	43
1,065	*	InPhonic, Inc	7
1,400		Iowa Telecommunications Services, Inc	27
1,593	*	j2 Global Communications, Inc	75
51,202	*	Level 3 Communications, Inc	265
31,406	*	Liberty Global, Inc	643
185,667	*	Liberty Media Corp (Class A)	1,524
1,798	*	Lin TV Corp (Class A)	16
791	*	Lodgenet Entertainment Corp	12
1,446	*	Mastec, Inc	21
4,583	*	Mediacom Communications Corp	26
1,300	*	NeuStar, Inc	40
10,260	*	Nextel Partners, Inc (Class A)	291
7,918	*	NII Holdings, Inc (Class B)	467
1,200		North Pittsburgh Systems, Inc	28
940	*	NTELOS Holdings Corp	13
17,148		NTL, Inc	499
3,376		PanAmSat Holding Corp	84
4,849	*	Premiere Global Services, Inc	39
99,998	*	Qwest Communications International, Inc	680
5,650	*	Radio One, Inc (Class D)	42
1,540	*	RCN Corp	40
3	v*	RCN Corp Wts 12/21/06	—	^
2,346	*	Regent Communications, Inc	11
1,057	*	Saga Communications, Inc (Class A)	10
695	*	Salem Communications Corp (Class A)	11
6,048	*	SBA Communications Corp	142
468		Shenandoah Telecom Co	21
3,111		Sinclair Broadcast Group, Inc (Class A)	25
86,993	*	Sirius Satellite Radio, Inc	442
2,599	*	Spanish Broadcasting System, Inc (Class A)	14
182,517		Sprint Nextel Corp	4,716
956		SureWest Communications	23
1,652	*	Talk America Holdings, Inc	14
7,387		Telephone & Data Systems, Inc (Non-Vote)	291
3,172	*	TiVo, Inc	23
4,890	*	Ubiquitel, Inc	49
13,953	*	Univision Communications, Inc (Class A)	481
1,032	*	US Cellular Corp	61
1,642		USA Mobility, Inc	47
1,999		Valor Communications Group, Inc	26
191,986		Verizon Communications, Inc	6,539
46,580	*	Viacom, Inc	1,807
3,292	*	Wireless Facilities, Inc	13
700	*	WorldSpace, Inc	5
16,496	*	XM Satellite Radio Holdings, Inc	367

		TOTAL COMMUNICATIONS	42,152

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
DEPOSITORY INSTITUTIONS - 10.06%
1,016		1st Source Corp	$30
626	*	ACE Cash Express, Inc	16
922		Alabama National Bancorp	63
1,700		Amcore Financial, Inc	54
678	*	AmericanWest Bancorp	18
853		Ameris Bancorp	20
567		Ames National Corp	14
23,154		AmSouth Bancorp	626
1,536		Anchor Bancorp Wisconsin, Inc	47
700		Arrow Financial Corp	19
8,750		Associated Banc-Corp	297
6,593		Astoria Financial Corp	204
943	*	Banc Corp	11
520		Bancfirst Corp	23
586	*	Bancorp, Inc	14
5,600		Bancorpsouth, Inc	134
500		BancTrust Financial Group, Inc	11
4,776		Bank Mutual Corp	57
305,809		Bank of America Corp	13,927
1,000		Bank of Granite Corp	20
3,693		Bank of Hawaii Corp	197
50,722		Bank of New York Co, Inc	1,828
638		Bank of the Ozarks, Inc	23
2,977		BankAtlantic Bancorp, Inc (Class A)	43
900		BankFinancial Corp	14
2,017		BankUnited Financial Corp (Class A)	55
777		Banner Corp	26
35,638		BB&T Corp	1,397
356		Berkshire Hills Bancorp, Inc	12
1,600	*	BFC Financial Corp	10
1,341		BOK Financial Corp	64
1,898		Boston Private Financial Holdings, Inc	64
3,927		Brookline Bancorp, Inc	61
580		Camden National Corp	22
625		Capital City Bank Group, Inc	22
599		Capital Corp of the West	22
294	*	Capital Crossing Bank	9
828		Capitol Bancorp Ltd	39
1,324		Capitol Federal Financial	43
1,590		Cardinal Financial Corp	22
1,121		Cascade Bancorp	33
3,046		Cathay General Bancorp	115
3,800	*	Centennial Bank Holdings, Inc	44
622		Center Financial Corp	15
1,887		Central Pacific Financial Corp	69
285		Charter Financial Corp	11
1,722		Chemical Financial Corp	56
3,197		Chittenden Corp	93
13,151		CIT Group, Inc	704
341,305		Citigroup, Inc	16,120
554		Citizens & Northern Corp	13
3,061		Citizens Banking Corp	82
550		City Bank	26
1,123		City Holding Co	41
2,626		City National Corp	202
875		Clifton Savings Bancorp, Inc	9
1,056		Coastal Financial Corp	15
675		CoBiz, Inc	14
9,930		Colonial Bancgroup, Inc	248
357		Colony Bankcorp, Inc	8
1,059		Columbia Banking System, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
11,056		Comerica, Inc	$641
11,131		Commerce Bancorp, Inc	408
3,896		Commerce Bancshares, Inc	201
317		Commercial Bankshares, Inc	11
2,989		Commercial Capital Bancorp, Inc	42
345	*	Community Bancorp	11
2,024		Community Bank System, Inc	45
1,476		Community Banks, Inc	42
1,003		Community Trust Bancorp, Inc	34
8,046		Compass Bancshares, Inc	407
1,170		Corus Bankshares, Inc	70
3,532		Cullen/Frost Bankers, Inc	190
4,026		CVB Financial Corp	69
1,609		Dime Community Bancshares	23
1,239		Downey Financial Corp	83
3,493		East West Bancorp, Inc	135
512		Enterprise Financial Services Corp	14
646	*	EuroBancshares, Inc	8
2,103	*	Euronet Worldwide, Inc	80
447		Farmers Capital Bank Corp	14
1,729		Fidelity Bankshares, Inc	58
31,084		Fifth Third Bancorp	1,223
559		Financial Institutions, Inc	11
720		First Bancorp (North Carolina)	16
4,676		First Bancorp (Puerto Rico)	58
900		First Busey Corp (Class A)	19
2,100		First Charter Corp	52
436		First Citizens Bancshares, Inc (Class A)	84
4,700		First Commonwealth Financial Corp	69
831		First Community Bancorp, Inc	48
680		First Community Bancshares, Inc	22
459		First Defiance Financial Corp	12
2,359		First Financial Bancorp	39
1,057		First Financial Bankshares, Inc	40
903		First Financial Corp (Indiana)	27
600		First Financial Holdings, Inc	19
8,055		First Horizon National Corp	335
915		First Indiana Corp	26
1,238		First Merchants Corp	33
3,362		First Midwest Bancorp, Inc	123
7,898		First Niagara Financial Group, Inc	116
465		First Oak Brook Bancshares, Inc	12
987		First Place Financial Corp	24
162	*	First Regional Bancorp	14
1,356		First Republic Bank	51
336		First South Bancorp, Inc	13
998		First State Bancorporation	27
1,200	*	FirstFed Financial Corp	72
5,818		FirstMerit Corp	143
1,967		Flagstar Bancorp, Inc	30
1,105		Flushing Financial Corp	19
3,778		FNB Corp	65
419		FNB Corp (Virginia)	14
1,364	*	Franklin Bank Corp	26
4,200		Fremont General Corp	91
1,596		Frontier Financial Corp	53
10,630		Fulton Financial Corp	183
872		GB&T Bancshares, Inc	19
2,312		Glacier Bancorp, Inc	72
2,600		Gold Banc Corp, Inc	48
16,565		Golden West Financial Corp	1,125
699		Great Southern Bancorp, Inc	20

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
3,069		Greater Bay Bancorp	$85
437		Greene County Bancshares, Inc	13
1,914		Hancock Holding Co	89
2,620		Hanmi Financial Corp	47
1,257		Harbor Florida Bancshares, Inc	48
1,820		Harleysville National Corp	41
928		Heartland Financial USA, Inc	22
803		Heritage Commerce Corp	20
707		Horizon Financial Corp	18
39,304		Hudson City Bancorp, Inc	522
16,829		Huntington Bancshares, Inc	406
511		IBERIABANK Corp	29
5,482		Independence Community Bank Corp	228
938		Independent Bank Corp (Massachusetts)	30
1,603		Independent Bank Corp (Michigan)	46
1,040		Integra Bank Corp	24
924		Interchange Financial Services Corp	18
2,551		International Bancshares Corp	73
2,700	*	Investors Bancorp, Inc	38
4,544		Investors Financial Services Corp	213
1,234		Irwin Financial Corp	24
332		ITLA Capital Corp	16
230,783		JPMorgan Chase & Co	9,610
1,441		Kearny Financial Corp	20
26,721		Keycorp	983
2,198		KNBT Bancorp, Inc	36
931		Lakeland Bancorp, Inc	14
367		Lakeland Financial Corp	17
4,903		M&T Bank Corp	560
608		Macatawa Bank Corp	23
2,162		MAF Bancorp, Inc	95
944		Main Street Banks, Inc	24
697		MainSource Financial Group, Inc	13
15,105		Marshall & Ilsley Corp	658
1,480		MB Financial, Inc	52
977		MBT Financial Corp	16
27,852		Mellon Financial Corp	992
522		Mercantile Bank Corp	20
8,060		Mercantile Bankshares Corp	310
1,600		Mid-State Bancshares	47
600		Midwest Banc Holdings, Inc	16
6,076		MoneyGram International, Inc	187
1,144		Nara Bancorp, Inc	20
219		NASB Financial, Inc	8
37,219		National City Corp	1,299
2,601		National Penn Bancshares, Inc	55
514		NBC Capital Corp	12
2,152		NBT Bancorp, Inc	50
3,228		NetBank, Inc	23
18,040		New York Community Bancorp, Inc	316
7,703		NewAlliance Bancshares, Inc	111
31,458		North Fork Bancorporation, Inc	907
532	*	Northern Empire Bancshares	13
12,853		Northern Trust Corp	675
1,323		Northwest Bancorp, Inc	33
486		OceanFirst Financial Corp	12
2,600	*	Ocwen Financial Corp	27
5,069		Old National Bancorp	110
1,064		Old Second Bancorp, Inc	35
853		Omega Financial Corp	29
1,295		Oriental Financial Group, Inc	19
3,244		Pacific Capital Bancorp	110

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
906		Park National Corp	$96
3,379		Partners Trust Financial Group, Inc	40
520		Peapack Gladstone Financial Corp	13
762		Pennfed Financial Services, Inc	15
296	*	Pennsylvania Commerce Bancorp, Inc	9
595		Peoples Bancorp, Inc	18
3,916		People’s Bank	128
1,227		PFF Bancorp, Inc	41
506	*	Pinnacle Financial Partners, Inc	14
447		Placer Sierra Bancshares	13
18,564		PNC Financial Services Group, Inc	1,250
18,195		Popular, Inc	378
283		Preferred Bank	14
893		Premierwest Bancorp	17
1,141		PrivateBancorp, Inc	47
1,448		Prosperity Bancshares, Inc	44
2,140		Provident Bankshares Corp	78
349		Provident Financial Holdings	11
4,876		Provident Financial Services, Inc	88
2,753		Provident New York Bancorp	36
1,974		R & G Financial Corp (Class B)	25
30,207		Regions Financial Corp	1,062
513		Renasant Corp	19
584		Republic Bancorp, Inc (Class A) (Kentucky)	12
5,382		Republic Bancorp, Inc (Michigan)	65
598	*	Rockville Financial, Inc	9
303		Royal Bancshares of Pennsylvania (Class A)	7
1,811		S&T Bancorp, Inc	66
806		S.Y. Bancorp, Inc	21
1,000		Sandy Spring Bancorp, Inc	38
357		Santander BanCorp	9
577		SCBT Financial Corp	20
740		Seacoast Banking Corp of Florida	22
506		Security Bank Corp	13
370		Sierra Bancorp	10
779	*	Signature Bank	25
1,066		Simmons First National Corp (Class A)	32
6,530		Sky Financial Group, Inc	173
769		Sound Federal Bancorp, Inc	16
4,761		South Financial Group, Inc	125
687		Southside Bancshares, Inc	14
740		Southwest Bancorp, Inc	16
23,720		Sovereign Bancorp, Inc	520
696		State Bancorp, Inc	11
21,656		State Street Corp	1,309
1,199		Sterling Bancorp	25
2,600		Sterling Bancshares, Inc	47
1,778		Sterling Financial Corp (Pennsylvania)	39
2,355		Sterling Financial Corp (Spokane)	68
701		Suffolk Bancorp	24
689		Summit Bancshares, Inc	13
343		Summit Financial Group, Inc	7
532	*	Sun Bancorp, Inc (New Jersey)	10
23,569		SunTrust Banks, Inc	1,715
3,131		Susquehanna Bancshares, Inc	81
2,287	*	SVB Financial Group	121
20,604		Synovus Financial Corp	558
300		Taylor Capital Group, Inc	12
9,088		TCF Financial Corp	234
8,143		TD Banknorth, Inc	239
1,482	*	Texas Capital Bancshares, Inc	36
2,864		Texas Regional Bancshares, Inc (Class A)	84
1,372		TierOne Corp	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
645		Tompkins Trustco, Inc	$31
726		Trico Bancshares	21
5,202		Trustco Bank Corp NY	63
3,402		Trustmark Corp	108
6,278		UCBH Holdings, Inc	119
1,044		UMB Financial Corp	73
3,040		Umpqua Holdings Corp	87
543		Union Bankshares Corp	25
3,534		UnionBanCal Corp	248
2,534		United Bankshares, Inc	97
2,128		United Community Banks, Inc	60
1,981		United Community Financial Corp	24
500		United Financial Bancorp, Inc	6
394		United Security Bancshares	11
792		Univest Corp of Pennsylvania	20
120,072		US Bancorp	3,662
1,110		USB Holding Co, Inc	25
7,051		Valley National Bancorp	181
526		Vineyard National Bancorp	15
502	*	Virginia Commerce Bancorp	18
524		Virginia Financial Group, Inc	21
7,937		W Holding Co, Inc	62
106,050		Wachovia Corp	5,944
5,875		Washington Federal, Inc	142
64,781		Washington Mutual, Inc	2,761
881		Washington Trust Bancorp, Inc	25
3,532		Webster Financial Corp	171
110,690		Wells Fargo & Co	7,070
1,534		WesBanco, Inc	50
1,260		West Bancorporation, Inc	25
977		West Coast Bancorp	27
2,016		Westamerica Bancorporation	105
354		Western Sierra Bancorp	16
358		Westfield Financial, Inc	9
4,160		Whitney Holding Corp	147
4,525		Wilmington Trust Corp	196
980		Wilshire Bancorp, Inc	18
1,580		Wintrust Financial Corp	92
2,709	*	Wright Express Corp	76
320		WSFS Financial Corp	20
558		Yardville National Bancorp	20
6,829		Zions Bancorporation	565

		TOTAL DEPOSITORY INSTITUTIONS	96,022

EATING AND DRINKING PLACES - 0.97%
1,322		AFC Enterprises	18
4,987		Applebees International, Inc	122
4,333		Aramark Corp (Class B)	128
758	*	BJ’s Restaurants, Inc	20
2,400		Bob Evans Farms, Inc	71
5,963		Brinker International, Inc	252
395	*	Buffalo Wild Wings, Inc	16
1,314	*	California Pizza Kitchen, Inc	43
3,140		CBRL Group, Inc	138
2,493	*	CEC Entertainment, Inc	84
340	*	Chipotle Mexican Grill, Inc	19
3,658		CKE Restaurants, Inc	64
1,767		Commerce Group, Inc	93
10,130		Darden Restaurants, Inc	416
2,137		Domino’s Pizza, Inc	61
2,536	*	Jack in the Box, Inc	110
1,203		Landry’s Restaurants, Inc	43

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,188		Lone Star Steakhouse & Saloon, Inc	$34
1,554	*	Luby’s, Inc	19
528	*	McCormick & Schmick’s Seafood Restaurants, Inc	13
82,943		McDonald’s Corp	2,850
1,720	*	O’Charleys, Inc	32
4,319		Outback Steakhouse, Inc	190
1,886	*	Panera Bread Co (Class A)	142
1,450	*	Papa John’s International, Inc	48
1,702	*	PF Chang’s China Bistro, Inc	84
2,362	*	Rare Hospitality International, Inc	82
957	*	Red Robin Gourmet Burgers, Inc	45
3,600		Ruby Tuesday, Inc	116
800	*	Ruth’s Chris Steak House, Inc	19
2,829	*	Ryan’s Restaurant Group, Inc	41
4,074	*	Sonic Corp	143
50,930	*	Starbucks Corp	1,917
2,818	*	Texas Roadhouse, Inc (Class A)	48
5,201	*	The Cheesecake Factory, Inc	195
1,689	*	The Steak N Shake Co	36
2,592		Triarc Cos (Class B)	45
7,738		Wendy’s International, Inc	480
19,085		Yum! Brands, Inc	933

		TOTAL EATING AND DRINKING PLACES	9,210

EDUCATIONAL SERVICES - 0.17%
9,446	*	Apollo Group, Inc (Class A)	496
6,639	*	Career Education Corp	251
6,096	*	Corinthian Colleges, Inc	88
4,016	*	DeVry, Inc	91
1,214	*	Educate, Inc	10
4,955	*	Education Management Corp	206
3,070	*	ITT Educational Services, Inc	197
3,319	*	Laureate Education, Inc	177
753	*	Learning Tree International, Inc	9
968		Strayer Education, Inc	99
1,448	*	Universal Technical Institute, Inc	44

		TOTAL EDUCATIONAL SERVICES	1,668

ELECTRIC, GAS, AND SANITARY SERVICES - 3.72%
43,522	*	AES Corp	742
5,196		AGL Resources, Inc	187
10,738	*	Allegheny Energy, Inc	363
1,993		Allete, Inc	93
7,723		Alliant Energy Corp	243
14,191	*	Allied Waste Industries, Inc	174
12,776		Ameren Corp	637
822		American Ecology Corp	17
25,325		American Electric Power Co, Inc	862
1,100		American States Water Co	41
8,684		Aqua America, Inc	242
24,847	*	Aquila, Inc	99
5,341		Atmos Energy Corp	141
3,700		Avista Corp	76
2,253		Black Hills Corp	77
1,000		California Water Service Group	45
770		Cascade Natural Gas Corp	15
1,195	*	Casella Waste Systems, Inc (Class A)	17
20,446		Centerpoint Energy, Inc	244
844		Central Vermont Public Service Corp	18
1,063		CH Energy Group, Inc	51
13,147		Cinergy Corp	597
1,532	*	Clean Harbors, Inc	45
3,305		Cleco Corp	74

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
14,685	*	CMS Energy Corp	$190
556		Connecticut Water Service, Inc	15
15,957		Consolidated Edison, Inc	694
11,552		Constellation Energy Group, Inc	632
6,455	*	Covanta Holding Corp	108
22,301		Dominion Resources, Inc	1,539
8,642		DPL, Inc	233
11,408		DTE Energy Co	457
60,535		Duke Energy Corp	1,765
5,233		Duquesne Light Holdings, Inc	86
943	*	Duratek, Inc	21
21,208		Edison International	873
43,326		El Paso Corp	522
3,388	*	El Paso Electric Co	65
1,602		Empire District Electric Co	36
4,652		Energen Corp	163
9,922		Energy East Corp	241
13,960		Entergy Corp	962
43,802		Exelon Corp	2,317
21,695		FirstEnergy Corp	1,061
25,770		FPL Group, Inc	1,034
4,858		Great Plains Energy, Inc	137
5,200		Hawaiian Electric Industries, Inc	141
2,843		Idacorp, Inc	92
500		ITC Holdings Corp	13
11,365		KeySpan Corp	464
6,688		Kinder Morgan, Inc	615
1,400		Laclede Group, Inc	48
7,850		MDU Resources Group, Inc	263
1,200		MGE Energy, Inc	40
740		Middlesex Water Co	14
5,518		National Fuel Gas Co	181
1,850		New Jersey Resources Corp	84
3,050		Nicor, Inc	121
18,072		NiSource, Inc	365
9,377		Northeast Utilities	183
1,750		Northwest Natural Gas Co	62
2,408		NorthWestern Corp	75
8,755	*	NRG Energy, Inc	396
7,278		NSTAR	208
6,121		OGE Energy Corp	178
7,361		Oneok, Inc	237
1,000		Ormat Technologies, Inc	38
1,956		Otter Tail Corp	56
2,462		Peoples Energy Corp	88
12,472		Pepco Holdings, Inc	284
22,498		PG&E Corp	875
5,299		Piedmont Natural Gas Co, Inc	127
6,539		Pinnacle West Capital Corp	256
4,199		PNM Resources, Inc	103
24,698		PPL Corp	726
5,000	v*	Progress Energy Inc (Cvo)	—	^
16,508		Progress Energy, Inc	726
16,330		Public Service Enterprise Group, Inc	1,046
7,154		Puget Energy, Inc	152
5,509		Questar Corp	386
19,500	*	Reliant Energy, Inc	206
8,824		Republic Services, Inc	375
7,643		SCANA Corp	300
16,743		Sempra Energy	778
12,547	*	Sierra Pacific Resources	173
1,020		SJW Corp	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,884		South Jersey Industries, Inc	$51
48,812		Southern Co	1,600
6,440		Southern Union Co	160
2,332		Southwest Gas Corp	65
1,025		Southwest Water Co	16
11,224	*	Southwestern Energy Co	361
2,719	*	Stericycle, Inc	184
13,933		TECO Energy, Inc	225
31,552		TXU Corp	1,412
6,965		UGI Corp	147
980		UIL Holdings Corp	51
2,373		Unisource Energy Corp	72
5,260		Vectren Corp	139
3,033	*	Waste Connections, Inc	121
4,374	*	Waste Services, Inc	14
5,944		Westar Energy, Inc	124
3,691		Western Gas Resources, Inc	178
3,300		WGL Holdings, Inc	100
37,056		Williams Cos, Inc	793
7,578		Wisconsin Energy Corp	303
2,680		WPS Resources Corp	132
27,069		Xcel Energy, Inc	491

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	35,492

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.67%
1,197		A.O. Smith Corp	63
1,556	*	Actel Corp	25
3,000		Acuity Brands, Inc	120
7,316	*	ADC Telecommunications, Inc	187
4,420		Adtran, Inc	116
1,400	*	Advanced Analogic Technologies, Inc	16
1,193	*	Advanced Energy Industries, Inc	17
31,637	*	Advanced Micro Devices, Inc	1,049
11,671	*	Agere Systems, Inc	176
2,139	*	Airspan Networks, Inc	14
24,542	*	Altera Corp	507
10,665		American Power Conversion Corp	246
1,695	*	American Superconductor Corp	19
2,968	*	AMIS Holdings, Inc	27
6,298	*	Amkor Technology, Inc	54
5,926		Amphenol Corp (Class A)	309
24,386		Analog Devices, Inc	934
1,600	*	Anaren, Inc	31
21,599	*	Applied Micro Circuits Corp	88
589		Applied Signal Technology, Inc	12
6,045	*	Arris Group, Inc	83
2,137	*	Artesyn Technologies, Inc	23
2,332	*	Atheros Communications, Inc	61
23,784	*	Atmel Corp	112
1,632	*	Audible, Inc	17
3,547		AVX Corp	63
2,164		Baldor Electric Co	73
674		Bel Fuse, Inc (Class B)	24
2,853	*	Benchmark Electronics, Inc	109
27,327	*	Broadcom Corp (Class A)	1,179
18,512	*	Brocade Communications Systems, Inc	124
1,800		C&D Technologies, Inc	17
2,989	*	C-COR, Inc	26
2,612	*	Checkpoint Systems, Inc	70
39,460	*	Ciena Corp	206
423,873	*	Cisco Systems, Inc	9,185
908	*	Color Kinetics, Inc	19
1,139	*	Comtech Telecommunications Corp	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
12,890	*	Comverse Technology, Inc	$303
32,205	*	Conexant Systems, Inc	111
5,056	*	Cree, Inc	166
2,100		CTS Corp	28
8,434	*	Cypress Semiconductor Corp	143
981	*	Diodes, Inc	41
2,576	*	Ditech Communications Corp	27
1,939	*	DSP Group, Inc	56
2,000	*	Electro Scientific Industries, Inc	44
27,332		Emerson Electric Co	2,286
461	*	EndWave Corp	7
4,240	*	Energizer Holdings, Inc	225
1,537	*	Energy Conversion Devices, Inc	76
3,062	*	EnerSys	42
2,693	*	Evergreen Solar, Inc	41
2,444	*	Exar Corp	35
833	*	Excel Technology, Inc	25
7,886	*	Fairchild Semiconductor International, Inc	150
1,486		Franklin Electric Co, Inc	81
26,459	*	Freescale Semiconductor, Inc (Class B)	735
695,983		General Electric Co	24,206
2,198	*	Genesis Microchip, Inc	37
1,740	*	Genlyte Group, Inc	119
4,587	*	Glenayre Technologies, Inc	24
6,759	*	GrafTech International Ltd	41
1,507	*	Greatbatch, Inc	33
4,525		Harman International Industries, Inc	503
5,636	*	Harmonic, Inc	36
9,019		Harris Corp	427
4,968	*	Hexcel Corp	109
55,780		Honeywell International, Inc	2,386
1,800	*	Hutchinson Technology, Inc	54
2,223		Imation Corp	95
13,391	*	Integrated Device Technology, Inc	199
2,100	*	Integrated Silicon Solutions, Inc	14
387,132		Intel Corp	7,491
2,148	*	International DisplayWorks, Inc	14
4,333	*	International Rectifier Corp	180
9,806		Intersil Corp (Class A)	284
1,400		Inter-Tel, Inc	30
2,296	*	InterVoice, Inc	20
1,673	*	Ionatron, Inc	23
1,636	*	IXYS Corp	15
10,780	*	Jabil Circuit, Inc	462
102,058	*	JDS Uniphase Corp	426
6,007	*	Kemet Corp	57
2,183	*	Komag, Inc	104
4,991	*	Kopin Corp	25
7,785		L-3 Communications Holdings, Inc	668
7,863	*	Lattice Semiconductor Corp	52
1,168	*	Leadis Technology, Inc	7
20,177		Linear Technology Corp	708
1,534	*	Littelfuse, Inc	52
1,120	*	LoJack Corp	27
1,293		LSI Industries, Inc	22
25,060	*	LSI Logic Corp	290
292,804	*	Lucent Technologies, Inc	893
21,462		Maxim Integrated Products, Inc	797
17,191	*	Maxtor Corp	164
5,338		Maytag Corp	114
8,815	*	MEMC Electronic Materials, Inc	325
2,500		Methode Electronics, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
4,755	*	Micrel, Inc	$70
13,649		Microchip Technology, Inc	495
41,334	*	Micron Technology, Inc	608
4,228	*	Microsemi Corp	123
4,100	*	Microtune, Inc	21
8,761		Molex, Inc	291
1,129	*	Monolithic Power Systems, Inc	21
2,561	*	Moog, Inc	91
160,633		Motorola, Inc	3,680
555	*	Multi-Fineline Electronix, Inc	32
300		National Presto Industries, Inc	15
22,900		National Semiconductor Corp	638
4,200	v*	NCP Litigation Trust	—	^
694	*	Netlogic Microsystems, Inc	29
1,922	*	Novatel Wireless, Inc	17
11,335	*	Nvidia Corp	649
3,866	*	Omnivision Technologies, Inc	117
10,163	*	ON Semiconductor Corp	74
1,210	*	Oplink Communications Inc	21
1,276	*	Optical Communication Products, Inc	4
1,250		Park Electrochemical Corp	37
1,447	*	Pericom Semiconductor Corp	14
2,260	*	Photronics, Inc	42
2,814	*	Pixelworks, Inc	14
3,309		Plantronics, Inc	117
3,100	*	Plexus Corp	117
3,483	*	Plug Power, Inc	17
856	*	PLX Technology, Inc	11
11,897	*	PMC - Sierra, Inc	146
6,149	*	Polycom, Inc	133
458	*	Powell Industries, Inc	10
1,813	*	Power Integrations, Inc	45
4,438	*	Power-One, Inc	32
7,309	*	Powerwave Technologies, Inc	99
10,532	*	QLogic Corp	204
107,076		Qualcomm, Inc	5,419
1,663		Regal-Beloit Corp	70
12,915	*	RF Micro Devices, Inc	112
1,037	*	Rofin-Sinar Technologies, Inc	56
35,228	*	Sanmina-SCI Corp	145
5,166	*	Semtech Corp	93
2,383	*	Sigmatel, Inc	21
5,145	*	Silicon Image, Inc	53
2,811	*	Silicon Laboratories, Inc	155
5,900	*	Silicon Storage Technology, Inc	26
10,341	*	Skyworks Solutions, Inc	70
2,432	*	SonicWALL, Inc	17
2,130	*	Spansion, Inc	32
1,300		Spectralink Corp	16
2,490	*	Spectrum Brands, Inc	54
1,279	*	Standard Microsystems Corp	33
500		Standard Motor Products, Inc	5
400	*	Sunpower Corp	15
745	*	Supertex, Inc	28
12,134	*	Sycamore Networks, Inc	57
2,907	*	Symmetricom, Inc	25
1,530	*	Synaptics, Inc	34
358		Sypris Solutions, Inc	3
2,804		Technitrol, Inc	67
3,400	*	Tekelec	47
2,183	*	Teledyne Technologies, Inc	78
2,389		Teleflex, Inc	171
2,363	*	Telkonet, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
28,811	*	Tellabs, Inc	$458
4,400	*	Terayon Communication Systems, Inc	8
2,944	*	Tessera Technologies, Inc	95
108,798		Texas Instruments, Inc	3,533
4,084	*	Thomas & Betts Corp	210
7,028	*	Transwitch Corp	18
3,408	*	Trident Microsystems, Inc	99
9,492	*	Triquint Semiconductor, Inc	47
2,833	*	TTM Technologies, Inc	41
976	*	Ultralife Batteries, Inc	13
688		United Industrial Corp	42
1,466	*	Universal Display Corp	21
1,000	*	Universal Electronics, Inc	18
6,265	*	Utstarcom, Inc	39
3,331	*	Valence Technology, Inc	8
1,577	*	Vasco Data Security International	13
1,399	*	Viasat, Inc	40
1,471		Vicor Corp	29
899	*	Virage Logic Corp	10
11,454	*	Vishay Intertechnology, Inc	163
14,636	*	Vitesse Semiconductor Corp	52
1,011	*	Volterra Semiconductor Corp	19
2,208		Warner Music Group Corp	48
2,980	*	Westell Technologies, Inc	12
4,105		Whirlpool Corp	376
2,025		Woodward Governor Co	67
22,757		Xilinx, Inc	579
7,259	*	Zhone Technologies, Inc	20
712	*	Zoltek Cos, Inc	16
2,884	*	Zoran Corp	63

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	82,719

ENGINEERING AND MANAGEMENT SERVICES - 0.54%
1,230	*	Advisory Board Co	69
1,600	*	Albany Molecular Research, Inc	16
808	*	American Dental Partners, Inc	11
2,100		Arbitron, Inc	71
2,430	*	Arena Pharmaceuticals, Inc	44
5,421	*	CBIZ, Inc	43
10,128	*	Ceridian Corp	258
4,465	*	Charles River Laboratories International, Inc	219
2,779		Corporate Executive Board Co	280
3,980	*	Covance, Inc	234
2,408	*	CV Therapeutics, Inc	53
3,808	*	deCODE genetics, Inc	33
1,618	*	DiamondCluster International, Inc	17
5,965	*	Digitas, Inc	86
1,146	*	Essex Corp	25
4,377	*	Exelixis, Inc	53
550	*	Exponent, Inc	17
1,000	*	Forrester Research, Inc	22
2,934	*	FuelCell Energy, Inc	34
3,725	*	Gartner, Inc (Class A)	52
600	*	Geo Group, Inc	20
1,647		Gevity HR, Inc	40
1,135	*	Greenfield Online, Inc	7
2,602	*	Hewitt Associates, Inc	77
696	*	Horizon Health Corp	14
452	*	Huron Consulting Group, Inc	14
13,011		IMS Health, Inc	335
3,939	*	KFX, Inc	72
584		Landauer, Inc	29
685	*	Layne Christensen Co	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
907	*	LECG Corp	$17
1,221		MAXIMUS, Inc	44
2,143	*	Maxygen, Inc	18
943	*	Medis Technologies Ltd	22
685	*	MTC Technologies, Inc	19
4,644	*	Nanogen, Inc	14
3,190	*	Navigant Consulting, Inc	68
679	*	Netratings, Inc	9
3,169	*	Nuvelo, Inc	56
1,703	*	Parexel International Corp	45
21,918		Paychex, Inc	913
2,411	*	Per-Se Technologies, Inc	64
6,212		Pharmaceutical Product Development, Inc	215
2,566	*	PRG-Schultz International, Inc	2
10,576		Quest Diagnostics, Inc	543
2,870	*	Regeneron Pharmaceuticals, Inc	48
3,214	*	Resources Connection, Inc	80
1,392	*	Senomyx, Inc	23
1,234	*	SFBC International, Inc	30
5,223	*	Shaw Group, Inc	159
1,632	*	Spatialight, Inc	6
1,956	*	Symyx Technologies, Inc	54
2,633	*	Syntroleum Corp	22
1,878		Talx Corp	54
3,591	*	Tetra Tech, Inc	69
2,744	*	URS Corp	110
1,753		Washington Group International, Inc	101
2,145		Watson Wyatt & Co Holdings	70

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,143

FABRICATED METAL PRODUCTS - 0.35%
2,288	*	Alliant Techsystems, Inc	177
6,754		Ball Corp	296
1,038		Barnes Group, Inc	42
2,004	*	Blount International, Inc	32
1,064		CIRCOR International, Inc	31
838	*	Commercial Vehicle Group, Inc	16
3,558		Crane Co	146
11,261	*	Crown Holdings, Inc	200
752	*	Drew Industries, Inc	27
1,604	*	Global Power Equipment Group, Inc	6
1,746	*	Griffon Corp	43
16,396		Illinois Tool Works, Inc	1,579
496		Lifetime Brands, Inc	14
1,866	*	Mobile Mini, Inc	58
1,321	*	NCI Building Systems, Inc	79
600		Robbins & Myers, Inc	13
1,496	*	RTI International Metals, Inc	82
1,422		Silgan Holdings, Inc	57
2,552		Simpson Manufacturing Co, Inc	111
4,037		Snap-On, Inc	154
800		Standex International Corp	25
1,400		Sturm Ruger & Co, Inc	11
444		Sun Hydraulics Corp	9
3,948	*	Taser International, Inc	42
1,000		Valmont Industries, Inc	42
1,666		Watts Water Technologies, Inc (Class A)	61

		TOTAL FABRICATED METAL PRODUCTS	3,353

FOOD AND KINDRED PRODUCTS - 3.75%
135,896		Altria Group, Inc	9,630
1,106		American Italian Pasta Co (Class A)	7
50,822		Anheuser-Busch Cos, Inc	2,174

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
43,128		Archer Daniels Midland Co	$1,451
700	*	Boston Beer Co, Inc (Class A)	18
14,917		Campbell Soup Co	483
263		Coca-Cola Bottling Co Consolidated	12
136,587		Coca-Cola Co	5,719
19,411		Coca-Cola Enterprises, Inc	395
34,220		ConAgra Foods, Inc	734
12,255	*	Constellation Brands, Inc (Class A)	307
5,068		Corn Products International, Inc	150
4,436	*	Darling International, Inc	21
9,229	*	Dean Foods Co	358
13,809		Del Monte Foods Co	164
400		Diamond Foods, Inc	7
650		Farmer Bros Co	14
2,974		Flowers Foods, Inc	88
19,288		General Mills, Inc	978
3,470	*	Gold Kist, Inc	44
284	*	Green Mountain Coffee Roasters, Inc	11
23,044		H.J. Heinz Co	874
1,696	*	Hain Celestial Group, Inc	44
1,006	*	Hansen Natural Corp	127
7,598	*	Hercules, Inc	105
11,116		Hershey Co	581
4,677		Hormel Foods Corp	158
800		J&J Snack Foods Corp	27
3,464		J.M. Smucker Co	137
360	*	John B. Sanfilippo & Son	6
16,456		Kellogg Co	725
16,347		Kraft Foods, Inc (Class A)	495
1,829		Lancaster Colony Corp	77
1,746		Lance, Inc	39
686	*	M&F Worldwide Corp	10
231	*	Maui Land & Pineapple Co, Inc	9
8,708		McCormick & Co, Inc (Non-Vote)	295
2,966		Molson Coors Brewing Co (Class B)	203
518		National Beverage Corp	6
919	*	Peet’s Coffee & Tea, Inc	28
8,968		Pepsi Bottling Group, Inc	272
4,434		PepsiAmericas, Inc	108
109,841		PepsiCo, Inc	6,348
1,099		Pilgrim’s Pride Corp	24
2,056	*	Ralcorp Holdings, Inc	78
300		Reddy Ice Holdings, Inc	7
1,203		Sanderson Farms, Inc	27
52,060		Sara Lee Corp	931
26		Seaboard Corp	41
5,841	*	Smithfield Foods, Inc	171
1,840		Tootsie Roll Industries, Inc	54
2,025	*	TreeHouse Foods, Inc	54
15,191		Tyson Foods, Inc (Class A)	209
11,480		Wrigley (Wm.) Jr Co	735

		TOTAL FOOD AND KINDRED PRODUCTS	35,770

FOOD STORES - 0.26%
24,019		Albertson’s, Inc	617
97		Arden Group, Inc (Class A)	9
1,203		Great Atlantic & Pacific Tea Co, Inc	42
700		Ingles Markets, Inc (Class A)	12
2,163	*	Krispy Kreme Doughnuts, Inc	19
47,431		Kroger Co	966
1,133	*	Pantry, Inc	71
2,206	*	Pathmark Stores, Inc	23
2,200		Ruddick Corp	53

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
900	*	Smart & Final, Inc	$15
964		Weis Markets, Inc	43
9,062		Whole Foods Market, Inc	602
2,108	*	Wild Oats Markets, Inc	43

		TOTAL FOOD STORES	2,515

FORESTRY - 0.12%
15,886		Weyerhaeuser Co	1,151

		TOTAL FORESTRY	1,151

FURNITURE AND FIXTURES - 0.40%
845		Bassett Furniture Industries, Inc	17
4,467	*	BE Aerospace, Inc	112
2,243		Ethan Allen Interiors, Inc	94
3,459		Furniture Brands International, Inc	85
4,477		Herman Miller, Inc	145
3,609		Hillenbrand Industries, Inc	198
3,605		HNI Corp	213
680		Hooker Furniture Corp	13
3,257	*	Interface, Inc (Class A)	45
12,660		Johnson Controls, Inc	961
2,436		Kimball International, Inc (Class B)	37
740		Knoll, Inc	16
3,352		La-Z-Boy, Inc	57
12,244		Leggett & Platt, Inc	298
28,563		Masco Corp	928
17,815		Newell Rubbermaid, Inc	449
2,530	*	Select Comfort Corp	100
778		Stanley Furniture Co, Inc	23
2,894	*	Tempur-Pedic International, Inc	41

		TOTAL FURNITURE AND FIXTURES	3,832

FURNITURE AND HOMEFURNISHINGS STORES - 0.40%
19,087	*	Bed Bath & Beyond, Inc	733
26,763		Best Buy Co, Inc	1,497
11,773		Circuit City Stores, Inc	288
481	*	Conn’s, Inc	16
1,370	*	Cost Plus, Inc	23
3,728	*	GameStop Corp	176
1,692	*	Guitar Center, Inc	81
1,232		Haverty Furniture Cos, Inc	18
3,300	*	Mohawk Industries, Inc	266
1,849		Movie Gallery, Inc	6
6,020		Pier 1 Imports, Inc	70
8,917		RadioShack Corp	171
1,828	*	Restoration Hardware, Inc	10
4,340		Steelcase, Inc (Class A)	78
2,382	*	The Bombay Co, Inc	8
1,215	*	Trans World Entertainment Corp	7
7,725		Williams-Sonoma, Inc	328

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,776

GENERAL BUILDING CONTRACTORS - 0.45%
310	*	Avatar Holdings, Inc	19
2,856		Beazer Homes USA, Inc	188
985		Brookfield Homes Corp	51
520	*	California Coastal Communities, Inc	19
8,198		Centex Corp	508
289	*	Comstock Homebuilding Cos, Inc	3
17,889		DR Horton, Inc	594
2,166	*	Hovnanian Enterprises, Inc (Class A)	95
5,192		KB Home	337

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
8,903		Lennar Corp (Class A)	$538
862		M/I Homes, Inc	41
4,500	v*	Mascotech (Escrow)	—	^
2,151		MDC Holdings, Inc	138
1,472	*	Meritage Homes Corp	81
294	*	NVR, Inc	217
900		Orleans Homebuilders, Inc	18
900	*	Perini Corp	28
14,036		Pulte Homes, Inc	539
3,030		Ryland Group, Inc	210
4,558		Standard-Pacific Corp	153
798		Technical Olympic USA, Inc	16
6,722	*	Toll Brothers, Inc	233
2,431		Walter Industries, Inc	162
2,352	*	WCI Communities, Inc	66
136	*	William Lyon Homes, Inc	13

		TOTAL GENERAL BUILDING CONTRACTORS	4,267

GENERAL MERCHANDISE STORES - 1.77%
2,874	*	99 Cents Only Stores	39
8,000	*	Big Lots, Inc	112
4,714	*	BJ’s Wholesale Club, Inc	149
360		Bon-Ton Stores, Inc	12
31,197		Costco Wholesale Corp	1,690
3,877		Dillard’s, Inc (Class A)	101
21,135		Dollar General Corp	373
7,381	*	Dollar Tree Stores, Inc	204
10,237		Family Dollar Stores, Inc	272
17,938		Federated Department Stores, Inc	1,309
2,720		Fred’s, Inc	36
13,602		JC Penney Co, Inc	822
919	*	Retail Ventures, Inc	13
8,388		Saks, Inc	162
57,968		Target Corp	3,015
31,543		TJX Cos, Inc	783
1,789		Tuesday Morning Corp	41
165,204		Wal-Mart Stores, Inc	7,804

		TOTAL GENERAL MERCHANDISE STORES	16,937

HEALTH SERVICES - 0.94%
839	*	Alliance Imaging, Inc	5
2,009	*	Allied Healthcare International, Inc	10
1,257	*	Amedisys, Inc	44
739	*	America Service Group, Inc	10
13,644		AmerisourceBergen Corp	659
1,984	*	Amsurg Corp	45
3,367	*	Apria Healthcare Group, Inc	77
3,660	*	Array Biopharma, Inc	33
535	*	Bio-Reference Labs, Inc	10
200		Brookdale Senior Living, Inc	8
29,917		Caremark Rx, Inc	1,471
5,977	*	Community Health Systems, Inc	216
10,714	*	Coventry Health Care, Inc	578
6,725	*	DaVita, Inc	405
1,864	*	Enzo Biochem, Inc	25
1,379	*	Genesis HealthCare Corp	61
1,525	*	Gentiva Health Services, Inc	28
26,982		HCA, Inc	1,236
15,669		Health Management Associates, Inc (Class A)	338
2,237	*	Healthways, Inc	114
3,932		Hooper Holmes, Inc	11
1,831	*	Kindred Healthcare, Inc	46
8,384	*	Laboratory Corp of America Holdings	490
1,374		LCA-Vision, Inc	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
3,672	*	LifePoint Hospitals, Inc	$114
6,037	*	Lincare Holdings, Inc	235
1,822	*	Magellan Health Services, Inc	74
5,302		Manor Care, Inc	235
419	*	Medcath Corp	8
19,912	*	Medco Health Solutions, Inc	1,139
600		National Healthcare Corp	24
2,544	*	Odyssey HealthCare, Inc	44
1,288		Option Care, Inc	18
1,645	*	Orchid Cellmark, Inc	9
2,868	*	PainCare Holdings, Inc	5
1,526	*	Pediatrix Medical Group, Inc	157
2,978	*	Psychiatric Solutions, Inc	99
745	*	Radiation Therapy Services, Inc	19
1,200	*	RehabCare Group, Inc	23
939	*	Stereotaxis, Inc	12
1,167	*	Symbion, Inc	26
31,768	*	Tenet Healthcare Corp	235
5,358	*	Triad Hospitals, Inc	225
779	*	U.S. Physical Therapy, Inc	13
2,931	*	United Surgical Partners International, Inc	104
2,959		Universal Health Services, Inc (Class B)	150
774	*	VistaCare, Inc (Class A)	12

		TOTAL HEALTH SERVICES	8,969

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.11%
2,650	*	Dycom Industries, Inc	56
5,722		Fluor Corp	491
2,325		Granite Construction, Inc	113
599	*	Infrasource Services, Inc	10
1,632	*	Insituform Technologies, Inc (Class A)	44
3,862	*	Jacobs Engineering Group, Inc	335

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,049

HOLDING AND OTHER INVESTMENT OFFICES - 2.92%
816	*	4Kids Entertainment, Inc	14
2,760		Aames Investment Corp	16
1,704		Acadia Realty Trust	40
1,916		Affordable Residential Communities	20
505		Agree Realty Corp	16
142	*	Alexander’s, Inc	41
1,428		Alexandria Real Estate Equities, Inc	136
5,664		AMB Property Corp	307
900		American Campus Communities, Inc	23
7,523		American Capital Strategies Ltd	265
8,501		American Financial Realty Trust	99
2,812		American Home Mortgage Investment Corp	88
7,595		Annaly Mortgage Management, Inc	92
3,218		Anthracite Capital, Inc	35
3,102		Anworth Mortgage Asset Corp	24
6,418		Apartment Investment & Management Co (Class A)	301
4,309		Apollo Investment Corp	77
850		Arbor Realty Trust, Inc	23
13,757		Archstone-Smith Trust	671
4,482		Arden Realty, Inc	202
1,500		Ares Capital Corp	26
2,591		Ashford Hospitality Trust, Inc	32
4,904		AvalonBay Communities, Inc	535
996		Bedford Property Investors	27
2,602		BioMed Realty Trust, Inc	77
7,392		Boston Properties, Inc	689
1,212	*	Boykin Lodging Co	14
5,868		Brandywine Realty Trust	186

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
3,459		BRE Properties, Inc (Class A)	$194
3,221		Camden Property Trust	232
1,573		Capital Lease Funding, Inc	17
190		Capital Southwest Corp	18
800		Capital Trust, Inc	25
3,711		CarrAmerica Realty Corp	166
2,987		CBL & Associates Properties, Inc	127
1,378		Cedar Shopping Centers, Inc	22
700		CentraCore Properties Trust	18
442		Cherokee, Inc	18
1,910		Choice Hotels International, Inc	87
3,151		Colonial Properties Trust	158
900		Columbia Equity Trust, Inc	16
3,390		Commercial Net Lease Realty, Inc	79
2,361		Corporate Office Properties Trust	108
2,443		Cousins Properties, Inc	82
4,918		Crescent Real Estate Equities Co	104
900		Deerfield Triarc Capital Corp	12
7,195		Developers Diversified Realty Corp	394
1,000		DiamondRock Hospitality Co	14
700		Digital Realty Trust, Inc	20
1,861	*	Dolby Laboratories, Inc (Class A)	39
1,168	*	DTS, Inc	23
9,188		Duke Realty Corp	349
1,377		EastGroup Properties, Inc	65
3,900		ECC Capital Corp	6
2,300		Education Realty Trust, Inc	35
204	*	Enstar Group, Inc	18
1,723		Entertainment Properties Trust	72
3,000		Equity Inns, Inc	49
1,267		Equity Lifestyle Properties, Inc	63
25,306		Equity Office Properties Trust	850
2,470		Equity One, Inc	61
19,013		Equity Residential	890
1,552		Essex Property Trust, Inc	169
2,100		Extra Space Storage, Inc	36
3,528		Federal Realty Investment Trust	265
3,339		FelCor Lodging Trust, Inc	70
3,283		Fieldstone Investment Corp	39
2,899		First Industrial Realty Trust, Inc	124
1,093		First Potomac Realty Trust	31
9,089		Friedman Billings Ramsey Group, Inc	85
11,927		General Growth Properties, Inc	583
1,193		Getty Realty Corp	35
638		Gladstone Capital Corp	14
1,072		Gladstone Investment Corp	16
2,735		Glenborough Realty Trust, Inc	59
2,171		Glimcher Realty Trust	62
1,007		Global Signal, Inc	50
3,200		GMH Communities Trust	37
1,641		Government Properties Trust, Inc	16
1,100		Gramercy Capital Corp	27
1,356		Harris & Harris Group, Inc	19
9,021		Health Care Property Investors, Inc	256
3,795		Health Care REIT, Inc	145
3,212		Healthcare Realty Trust, Inc	120
1,842		Heritage Property Investment Trust	73
1,330		Hersha Hospitality Trust	13
2,903		Highland Hospitality Corp	37
3,647		Highwoods Properties, Inc	123
2,195		Home Properties, Inc	112
3,816		HomeBanc Corp	34
4,570		Hospitality Properties Trust	200

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
23,413		Host Marriott Corp	$501
13,475		HRPT Properties Trust	158
1,384		IHOP Corp	66
5,056		IMPAC Mortgage Holdings, Inc	49
4,513		Inland Real Estate Corp	74
2,862		Innkeepers U.S.A. Trust	49
3,915	*	Interdigital Communications Corp	96
3,315		Investors Real Estate Trust	32
1,500		iShares Dow Jones US Real Estate Index Fund	110
7,100		iShares Russell 2000 Index Fund	540
1,200		iShares Russell Midcap Index Fund	114
7,312		iStar Financial, Inc	280
300		JER Investors Trust, Inc	5
1,947		Kilroy Realty Corp	150
13,250		Kimco Realty Corp	538
1,900		Kite Realty Group Trust	30
2,000		KKR Financial Corp	45
2,327		LaSalle Hotel Properties	95
3,317		Lexington Corporate Properties Trust	69
5,846		Liberty Property Trust	276
1,314		LTC Properties, Inc	31
2,561		Luminent Mortgage Capital, Inc	21
4,437		Macerich Co	328
4,122		Mack-Cali Realty Corp	198
3,427	*	Macrovision Corp	76
2,313		Maguire Properties, Inc	84
3,210		MCG Capital Corp	45
5,848	*	MeriStar Hospitality Corp	61
5,284		MFA Mortgage Investments, Inc	34
1,279		Mid-America Apartment Communities, Inc	70
3,769		Mills Corp	105
2,847	*	MIPS Technologies, Inc	21
1,500		MortgageIT Holdings, Inc	16
1,400		National Health Investors, Inc	36
476		National Health Realty, Inc	9
4,508		Nationwide Health Properties, Inc	97
3,103		New Century Financial Corp	143
6,949		New Plan Excel Realty Trust	180
2,873		Newcastle Investment Corp	69
980		Newkirk Realty Trust, Inc	18
1,181		NGP Capital Resources Co	16
1,752		NorthStar Realty Finance Corp	19
1,737		Novastar Financial, Inc	58
4,121		Omega Healthcare Investors, Inc	58
513		One Liberty Properties, Inc	10
1,402		Opteum, Inc	12
573		Origen Financial, Inc	3
2,662		Pan Pacific Retail Properties, Inc	189
946		Parkway Properties, Inc	41
2,448		Pennsylvania Real Estate Investment Trust	108
591	*	Pico Holdings, Inc	19
2,677		Post Properties, Inc	119
2,306		Potlatch Corp	99
3,375	*	Price Communications Corp	60
16,211		Prologis	867
1,073		PS Business Parks, Inc	60
5,400		Public Storage, Inc	439
1,730		RAIT Investment Trust	49
6,600	*	Rambus, Inc	260
992		Ramco-Gershenson Properties	30
5,073		Rayonier, Inc	231
5,400		Realty Income Corp	131
5,491		Reckson Associates Realty Corp	252

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,368		Redwood Trust, Inc	$59
4,247		Regency Centers Corp	285
1,640		Republic Property Trust	19
1,140		Royal Gold, Inc	41
700		Saul Centers, Inc	31
3,400		Saxon Capital, Inc	35
3,728		Senior Housing Properties Trust	67
3,170		Shurgard Storage Centers, Inc (Class A)	211
11,526		Simon Property Group, Inc	970
1,224		Sizeler Property Investors, Inc	18
2,809		SL Green Realty Corp	285
1,302		Sovran Self Storage, Inc	72
28,600		SPDR Trust Series 1	3,713
4,550		Spirit Finance Corp	56
3,400		Strategic Hotel Capital, Inc	79
1,069		Sun Communities, Inc	38
2,064		Sunstone Hotel Investors, Inc	60
900	*	SurModics, Inc	32
1,844		Tanger Factory Outlet Centers, Inc	63
3,403		Taubman Centers, Inc	142
6,701		Thornburg Mortgage, Inc	181
1,437		Town & Country Trust	58
6,212		Trizec Properties, Inc	160
4,211		Trustreet Properties, Inc	64
9,216		United Dominion Realty Trust, Inc	263
1,095		Universal Health Realty Income Trust	40
1,407		Urstadt Biddle Properties, Inc (Class A)	25
1,700		U-Store-It Trust	34
6,504		Ventas, Inc	216
7,992		Vornado Realty Trust	767
2,850		Washington Real Estate Investment Trust	103
5,353		Weingarten Realty Investors	218
2,315		Winston Hotels, Inc	26

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	27,837

HOTELS AND OTHER LODGING PLACES - 0.39%
1,418		Ameristar Casinos, Inc	37
2,464	*	Aztar Corp	103
2,948		Boyd Gaming Corp	147
2,696	*	Gaylord Entertainment Co	122
1,718	*	Great Wolf Resorts, Inc	20
25,249		Hilton Hotels Corp	643
1,142	*	Isle of Capri Casinos, Inc	38
1,559	*	Las Vegas Sands Corp	88
920	*	Lodgian, Inc	13
11,466		Marriott International, Inc (Class A)	787
8,119	*	MGM Mirage	350
14,410	*	Starwood Hotels & Resorts Worldwide, Inc	976
3,748		Station Casinos, Inc	297
2,055	*	Vail Resorts, Inc	79

		TOTAL HOTELS AND OTHER LODGING PLACES	3,700

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.61%
25,632	*	3Com Corp	131
813	*	3D Systems Corp	17
50,462		3M Co	3,819
676		Aaon, Inc	16
1,797		Actuant Corp	110
7,209	*	Adaptec, Inc	40
4,600	*	Advanced Digital Information Corp	40
6,268	*	AGCO Corp	130
432		Alamo Group, Inc	10
1,703		Albany International Corp (Class A)	65

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
12,286		American Standard Cos, Inc	$527
54,016	*	Apple Computer, Inc	3,388
1,193	*	Applied Films Corp	23
108,956		Applied Materials, Inc	1,908
1,200	*	Astec Industries, Inc	43
888	*	ASV, Inc	29
3,264	*	Asyst Technologies, Inc	34
3,409	*	Avocent Corp	108
7,081	*	Axcelis Technologies, Inc	41
5,138		Black & Decker Corp	446
623	*	Blue Coat Systems, Inc	14
3,368		Briggs & Stratton Corp	119
5,171	*	Brooks Automation, Inc	74
2,058		Bucyrus International, Inc (Class A)	99
2,100		Carlisle Cos, Inc	172
674		Cascade Corp	36
44,770		Caterpillar, Inc	3,215
5,864	*	Cirrus Logic, Inc	50
3,374		Clarcor, Inc	120
1,567	*	Coinstar, Inc	41
3,015		Cummins, Inc	317
2,481	*	Cymer, Inc	113
16,074		Deere & Co	1,271
151,695	*	Dell, Inc	4,514
4,861		Diebold, Inc	200
1,490	*	Digi International, Inc	17
4,851		Donaldson Co, Inc	164
3,015	*	Dot Hill Systems Corp	21
13,296		Dover Corp	646
1,400	*	Dresser-Rand Group, Inc	35
9,902		Eaton Corp	723
1,800	*	Echelon Corp	17
3,700	*	Electronics for Imaging, Inc	103
157,156	*	EMC Corp	2,142
2,542	*	Emcore Corp	26
5,023	*	Emulex Corp	86
1,375	*	EnPro Industries, Inc	47
1,718	*	ESCO Technologies, Inc	87
7,347	*	Extreme Networks, Inc	37
2,479	*	FalconStor Software, Inc	23
831	*	Fargo Electronics, Inc	14
11,493	*	Finisar Corp	57
909	*	Flanders Corp	11
3,771	*	Flowserve Corp	220
4,666	*	FMC Technologies, Inc	239
8,259	*	Foundry Networks, Inc	150
1,688	*	Gardner Denver, Inc	110
15,479	*	Gateway, Inc	34
673	*	Gehl Co	22
673		Gorman-Rupp Co	16
4,528		Graco, Inc	206
8,094	*	Grant Prideco, Inc	347
546		Gulf Island Fabrication, Inc	13
189,845		Hewlett-Packard Co	6,246
1,276	*	Hydril	99
3,542	*	Hypercom Corp	33
3,430		IDEX Corp	179
3,395	*	Intermec, Inc	104
105,817		International Business Machines Corp	8,727
22,526		International Game Technology	793
1,163	*	Intevac, Inc	33
6,400		JLG Industries, Inc	197
7,751		Joy Global, Inc	463

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
35,336	*	Juniper Networks, Inc	$676
993	*	Kadant, Inc	23
1,979		Kaydon Corp	80
2,603		Kennametal, Inc	159
3,600	*	Kulicke & Soffa Industries, Inc	34
9,315	*	Lam Research Corp	401
3,073		Lennox International, Inc	92
7,107	*	Lexmark International, Inc	323
2,473		Lincoln Electric Holdings, Inc	134
700		Lindsay Manufacturing Co	19
800		Lufkin Industries, Inc	44
2,015		Manitowoc Co, Inc	184
3,108	*	Mattson Technology, Inc	37
8,165	*	McData Corp (Class A)	38
400	*	Metrologic Instruments, Inc	9
310	*	Middleby Corp	26
1,718	*	Mobility Electronics, Inc	14
7,339	*	MRV Communications, Inc	30
413		Nacco Industries, Inc (Class A)	64
2,164	*	Netgear, Inc	41
23,932	*	Network Appliance, Inc	862
1,000		NN, Inc	13
1,503		Nordson Corp	75
8,585	*	Novellus Systems, Inc	206
2,737	*	Oil States International, Inc	101
8,166		Pall Corp	255
5,810	*	Palm, Inc	135
387	*	PAR Technology Corp	7
7,779		Parker Hannifin Corp	627
6,572		Pentair, Inc	268
2,200	*	Presstek, Inc	26
12,525	*	Quantum Corp	47
400	*	Rackable Systems, Inc	21
1,200	*	Radisys Corp	24
500	*	RBC Bearings, Inc	10
628	*	Rimage Corp	14
11,999		Rockwell Automation, Inc	863
1,510	*	SafeNet, Inc	40
12,594	*	SanDisk Corp	724
744		Sauer-Danfoss, Inc	17
4,306	*	Scientific Games Corp (Class A)	151
16,448	v*	Seagate Technology, Inc (Escrow)	—	^
1,100	*	Semitool, Inc	12
14,202		Smith International, Inc	553
59,015	*	Solectron Corp	236
4,263		SPX Corp	228
5,279		Stanley Works	267
702	*	Stratasys, Inc	21
16,219		Symbol Technologies, Inc	172
600		Tennant Co	31
3,427	*	Terex Corp	271
5,114		Timken Co	165
2,990		Toro Co	143
881	*	TurboChef Technologies, Inc	11
1,608	*	Ultratech, Inc	39
3,784	*	Varian Semiconductor Equipment Associates, Inc	106
1,820	*	Veeco Instruments, Inc	42
1,669	*	VeriFone Holdings, Inc	51
690	*	Water Pik Technologies, Inc	19
14,492	*	Western Digital Corp	282
905		Xerium Technologies, Inc	8
4,849	*	Zebra Technologies Corp (Class A)	217

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	53,555

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
INSTRUMENTS AND RELATED PRODUCTS - 4.19%
1,214	*	Abaxis, Inc	$28
1,059	*	Abiomed, Inc	14
657	*	ADE Corp	20
4,300	*	Aeroflex, Inc	59
4,200	*	Affymetrix, Inc	138
27,956	*	Agilent Technologies, Inc	1,050
3,618	*	Align Technology, Inc	33
4,631	*	American Medical Systems Holdings, Inc	104
551	*	American Science & Engineering, Inc	51
4,556		Ametek, Inc	205
928		Analogic Corp	61
12,310		Applera Corp (Applied Biosystems Group)	334
600	*	ARGON ST, Inc	20
1,344		Arrow International, Inc	44
1,500	*	Arthrocare Corp	72
1,087	*	Aspect Medical Systems, Inc	30
2,781	*	Avid Technology, Inc	121
371		Badger Meter, Inc	21
6,855		Bard (C.R.), Inc	465
3,462		Bausch & Lomb, Inc	221
42,932		Baxter International, Inc	1,666
4,152		Beckman Coulter, Inc	227
16,682		Becton Dickinson & Co	1,027
16,477		Biomet, Inc	585
1,200	*	Bio-Rad Laboratories, Inc (Class A)	75
42,984	*	Boston Scientific Corp	991
1,542	*	Bruker BioSciences Corp	8
1,796	*	Caliper Life Sciences, Inc	11
1,038	*	Candela Corp	22
600	*	Catapult Communications Corp	8
2,899	*	Cepheid, Inc	27
961		CNS, Inc	21
2,776		Cognex Corp	82
2,100	*	Coherent, Inc	74
1,500		Cohu, Inc	32
1,940	*	Conmed Corp	37
564	*	Conor Medsystems, Inc	17
2,953		Cooper Cos, Inc	160
5,665	*	Credence Systems Corp	42
1,000		Cubic Corp	24
1,543	*	Cyberonics, Inc	40
7,864	*	Cytyc Corp	222
15,475		Danaher Corp	983
800		Datascope Corp	32
5,200		Dentsply International, Inc	302
1,418	*	DHB Industries, Inc	7
1,255	*	Dionex Corp	77
1,242	*	DJ Orthopedics, Inc	49
2,562		DRS Technologies, Inc	141
18,715		Eastman Kodak Co	532
1,002		EDO Corp	31
3,992	*	Edwards Lifesciences Corp	174
2,538	*	Encore Medical Corp	13
1,694	*	Esterline Technologies Corp	72
719	*	ev3, Inc	13
735	*	FARO Technologies, Inc	10
1,709	*	FEI Co	34
7,823	*	Fisher Scientific International, Inc	532
4,309	*	Flir Systems, Inc	122
2,265	*	Formfactor, Inc	89
3,260	*	Fossil, Inc	61
923	*	Foxhollow Technologies, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
21,587		Guidant Corp	$1,685
1,733	*	Haemonetics Corp	88
850	*	Herley Industries, Inc	18
2,774	*	Hologic, Inc	154
919	*	ICU Medical, Inc	33
1,260	*	I-Flow Corp	17
1,400	*	II-VI, Inc	25
2,022	*	Illumina, Inc	48
727	*	Innovative Solutions & Support, Inc	9
4,300	*	Input/Output, Inc	42
1,332	*	Integra LifeSciences Holdings Corp	55
2,632	*	Intermagnetics General Corp	66
885	*	Intralase Corp	21
2,329	*	Intuitive Surgical, Inc	275
2,044		Invacare Corp	63
1,083	*	IRIS International, Inc	17
1,741	*	Itron, Inc	104
2,194	*	Ixia	31
195,079		Johnson & Johnson	11,553
900		Keithley Instruments, Inc	14
520	*	Kensey Nash Corp	15
12,836		Kla-Tencor Corp	621
1,951	*	Kyphon, Inc	73
656	*	LaBarge, Inc	10
1,257	*	Laserscope	30
542	*	LeCroy Corp	8
4,789	*	Lexar Media, Inc	41
1,975	*	Lifecell Corp	45
4,233	*	LTX Corp	23
1,864	*	Luminex Corp	28
742	*	Measurement Specialties, Inc	19
79,380		Medtronic, Inc	4,029
2,307		Mentor Corp	104
1,469	*	Merit Medical Systems, Inc	18
2,775	*	Mettler-Toledo International, Inc	167
3,429	*	Millipore Corp	250
1,938		Mine Safety Appliances Co	81
2,254	*	MKS Instruments, Inc	53
1,101	*	Molecular Devices Corp	36
1,178		Movado Group, Inc	27
1,508		MTS Systems Corp	63
300	*	Neurometrix, Inc	12
2,716	*	Newport Corp	51
1,043	*	NuVasive, Inc	20
1,667		Oakley, Inc	28
2,901	*	OraSure Technologies, Inc	30
869	*	OSI Systems, Inc	18
1,140	*	Palomar Medical Technologies, Inc	38
8,877		PerkinElmer, Inc	208
1,200	*	Photon Dynamics, Inc	22
15,210		Pitney Bowes, Inc	653
4,700	*	Resmed, Inc	207
4,842	*	Respironics, Inc	188
5,730		Roper Industries, Inc	279
1,464	*	Rudolph Technologies, Inc	25
2,387	*	Sirf Technology Holdings, Inc	85
698	*	Somanetics Corp	15
957	*	SonoSite, Inc	39
23,864	*	St. Jude Medical, Inc	978
4,798		STERIS Corp	118
19,436		Stryker Corp	862
2,566	*	Sybron Dental Specialties, Inc	106
559	*	Symmetry Medical, Inc	12

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
5,600		Tektronix, Inc	$200
13,483	*	Teradyne, Inc	209
10,823	*	Thermo Electron Corp	401
3,100	*	ThermoGenesis Corp	13
2,889	*	Thoratec Corp	56
3,521	*	Trimble Navigation Ltd	159
1,583	*	TriPath Imaging, Inc	11
8,594	*	Varian Medical Systems, Inc	483
2,110	*	Varian, Inc	87
1,897	*	Viasys Healthcare, Inc	57
400		Vital Signs, Inc	22
7,046	*	Waters Corp	304
1,846	*	Wright Medical Group, Inc	36
62,269	*	Xerox Corp	946
1,200		X-Rite, Inc	16
311		Young Innovations, Inc	11
16,336	*	Zimmer Holdings, Inc	1,104
600	*	Zoll Medical Corp	16

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	39,975

INSURANCE AGENTS, BROKERS AND SERVICE - 0.57%
20,797		AON Corp	863
2,511	*	BioScrip, Inc	18
7,308		Brown & Brown, Inc	243
6,066	*	ChoicePoint, Inc	271
1,019		Clark, Inc	12
500	*	Corvel Corp	11
2,076		Crawford & Co (Class B)	13
2,919		Erie Indemnity Co (Class A)	154
8,092	*	Express Scripts, Inc	711
6,200		Gallagher (Arthur J.) & Co	172
19,538		Hartford Financial Services Group, Inc	1,574
1,441	*	HealthExtras, Inc	51
2,153		Hilb Rogal & Hobbs Co	89
35,002		Marsh & McLennan Cos, Inc	1,028
2,320		National Financial Partners Corp	131
3,049	*	USI Holdings Corp	49

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,390

INSURANCE CARRIERS - 5.05%
2,172		21st Century Insurance Group	34
37,978		Aetna, Inc	1,866
676		Affirmative Insurance Holdings, Inc	9
32,746		Aflac, Inc	1,478
2,273		Alfa Corp	39
334	*	Alleghany Corp	97
43,954		Allstate Corp	2,290
7,039		Ambac Financial Group, Inc	560
2,223		American Equity Investment Life Holding Co	32
3,166		American Financial Group, Inc	132
150,546		American International Group, Inc	9,950
493		American National Insurance Co	55
652	*	American Physicians Capital, Inc	31
3,440	*	AMERIGROUP Corp	72
2,674		AmerUs Group Co	161
1,866	*	Argonaut Group, Inc	66
7,179		Assurant, Inc	354
625		Baldwin & Lyons, Inc (Class B)	17
1,052		Bristol West Holdings, Inc	20
2,823	*	Centene Corp	82
2,096	*	Ceres Group, Inc	12
13,497		Chubb Corp	1,288
7,904		Cigna Corp	1,032

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
11,502		Cincinnati Financial Corp	$484
2,113	*	Citizens, Inc	11
1,505	*	CNA Financial Corp	48
1,100	*	CNA Surety Corp	18
10,017	*	Conseco, Inc	249
1,728		Delphi Financial Group, Inc (Class A)	89
900		Direct General Corp	15
293		Donegal Group, Inc	8
168		EMC Insurance Group, Inc	5
881		FBL Financial Group, Inc (Class A)	30
10,488		Fidelity National Financial, Inc	373
1,905		Fidelity National Title Group, Inc	43
1,175	*	First Acceptance Corp	16
5,195		First American Corp	203
558	*	Fpic Insurance Group, Inc	21
13,679		Genworth Financial, Inc	457
500		Great American Financial Resources, Inc	10
3,675		Hanover Insurance Group, Inc	193
1,439		Harleysville Group, Inc	43
7,008		HCC Insurance Holdings, Inc	244
7,567	*	Health Net, Inc	385
720	*	Healthspring, Inc	13
2,970		Horace Mann Educators Corp	56
10,571	*	Humana, Inc	557
423		Independence Holding Co	10
1,436		Infinity Property & Casualty Corp	60
8,848		Jefferson-Pilot Corp	495
314		Kansas City Life Insurance Co	16
1,406	*	KMG America Corp	12
1,329		LandAmerica Financial Group, Inc	90
5,461		Leucadia National Corp	326
11,392		Lincoln National Corp	622
9,812		Loews Corp	993
661	*	Markel Corp	223
8,906		MBIA, Inc	536
1,767		Mercury General Corp	97
27,232		Metlife, Inc	1,317
5,883		MGIC Investment Corp	392
578		Midland Co	20
720	*	Molina Healthcare, Inc	24
154		National Western Life Insurance Co (Class A)	36
3,921		Nationwide Financial Services, Inc (Class A)	169
590	*	Navigators Group, Inc	29
846		Odyssey Re Holdings Corp	18
4,060		Ohio Casualty Corp	129
14,741		Old Republic International Corp	322
3,636	*	Philadelphia Consolidated Holding Co	124
6,516		Phoenix Cos, Inc	106
1,846	*	PMA Capital Corp (Class A)	19
5,881		PMI Group, Inc	270
852		Pre-Paid Legal Services, Inc	30
1,393		Presidential Life Corp	35
19,364		Principal Financial Group	945
1,820	*	ProAssurance Corp	95
13,140		Progressive Corp	1,370
4,643		Protective Life Corp	231
33,932		Prudential Financial, Inc	2,572
5,490		Radian Group, Inc	331
1,878		Reinsurance Group Of America, Inc	89
400		Republic Cos Group, Inc	7
1,557		RLI Corp	89
8,268		Safeco Corp	415
784		Safety Insurance Group, Inc	36

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
500	*	SeaBright Insurance Holdings, Inc	$9
1,800		Selective Insurance Group, Inc	95
3,194	*	Sierra Health Services, Inc	130
44,028		St. Paul Travelers Cos, Inc	1,840
3,780		Stancorp Financial Group, Inc	205
913		State Auto Financial Corp	31
1,214		Stewart Information Services Corp	57
6,553		Torchmark Corp	374
700		Tower Group, Inc	16
1,480		Transatlantic Holdings, Inc	86
648	*	Triad Guaranty, Inc	30
2,200		UICI	81
1,036		United Fire & Casualty Co	34
89,289		UnitedHealth Group, Inc	4,988
3,350		Unitrin, Inc	156
1,679	*	Universal American Financial Corp	26
19,188		UnumProvident Corp	393
6,954		W.R. Berkley Corp	404
1,256	*	WellCare Health Plans, Inc	57
41,199	*	WellPoint, Inc	3,190
1,603		Zenith National Insurance Corp	77

		TOTAL INSURANCE CARRIERS	48,227

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
2,636	*	Corrections Corp of America	119

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	119

LEATHER AND LEATHER PRODUCTS - 0.14%
1,264		Brown Shoe Co, Inc	66
24,962	*	Coach, Inc	863
500		Kenneth Cole Productions, Inc (Class A)	14
1,430		K-Swiss, Inc (Class A)	43
1,100	*	Skechers U.S.A., Inc (Class A)	28
600		Steven Madden Ltd	21
2,696		Stride Rite Corp	39
3,547	*	Timberland Co (Class A)	121
4,323		Wolverine World Wide, Inc	96

		TOTAL LEATHER AND LEATHER PRODUCTS	1,291

LEGAL SERVICES - 0.01%
706	*	CRA International, Inc	35
2,772	*	FTI Consulting, Inc	79

		TOTAL LEGAL SERVICES	114

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
6,786		Laidlaw International, Inc	185

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	185

LUMBER AND WOOD PRODUCTS - 0.10%
660		American Woodmark Corp	24
400	*	Builders FirstSource, Inc	9
4,900	*	Champion Enterprises, Inc	73
742		Deltic Timber Corp	45
7,563		Louisiana-Pacific Corp	206
1,250	*	Palm Harbor Homes, Inc	27
11,920		Plum Creek Timber Co, Inc	440
442		Skyline Corp	18
714	*	Trex Co, Inc	23

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
979		Universal Forest Products, Inc	$62

		TOTAL LUMBER AND WOOD PRODUCTS	927

METAL MINING - 0.39%
246		Alico, Inc	11
1,482		Cleveland-Cliffs, Inc	129
15,276	*	Coeur d’Alene Mines Corp	100
2,443		Delta & Pine Land Co	74
11,684		Freeport-McMoRan Copper & Gold, Inc (Class A)	698
8,220	*	Hecla Mining Co	54
27,033		Newmont Mining Corp	1,403
13,236		Phelps Dodge Corp	1,066
1,725		Southern Copper Corp	146
3,233	*	Stillwater Mining Co	53

		TOTAL METAL MINING	3,734

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.23%
2,039		Blyth, Inc	43
2,775		Brady Corp (Class A)	104
4,691		Callaway Golf Co	81
1,000		Daktronics, Inc	37
546		Escalade, Inc	6
9,581		Fortune Brands, Inc	773
10,248		Hasbro, Inc	216
1,657	*	Jakks Pacific, Inc	44
3,216	*	K2, Inc	40
25,510		Mattel, Inc	462
2,137		Nautilus, Inc	32
2,416	*	Progressive Gaming International Corp	23
1,217	*	RC2 Corp	48
700		Russ Berrie & Co, Inc	11
2,628	*	Shuffle Master, Inc	94
467	*	Steinway Musical Instruments, Inc	15
1,562	*	WMS Industries, Inc	47
2,613		Yankee Candle Co, Inc	72

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,148

MISCELLANEOUS RETAIL - 1.19%
384	*	1-800 Contacts, Inc	5
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	9
872	*	AC Moore Arts & Crafts, Inc	16
4,717		Alberto-Culver Co	209
539	*	Alloy, Inc	7
20,523	*	Amazon.com, Inc	749
3,240		Barnes & Noble, Inc	150
1,412		Big 5 Sporting Goods Corp	28
374		Blair Corp	15
1,004	*	Blue Nile, Inc	35
4,469		Borders Group, Inc	113
635	*	Build-A-Bear Workshop, Inc	19
2,068	*	Cabela’s, Inc	42
2,000		Cash America International, Inc	60
4,002		CDW Corp	236
1,116	*	CKX, Inc	15
3,430	*	Coldwater Creek, Inc	95
52,893		CVS Corp	1,580
1,202	*	dELiA*s, Inc	11
784	*	Design Within Reach, Inc	4
2,338	*	Dick’s Sporting Goods, Inc	93
3,077	*	Drugstore.com, Inc	10
1,630	*	First Cash Financial Services, Inc	33
923	*	FTD Group, Inc	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,059	*	GSI Commerce, Inc	$35
2,439	*	Hibbett Sporting Goods, Inc	80
3,362	*	Insight Enterprises, Inc	74
2,200		Longs Drug Stores Corp	102
936	*	Matria Healthcare, Inc	36
8,791		Michaels Stores, Inc	330
1,484	*	Nutri/System, Inc	71
19,601	*	Office Depot, Inc	730
4,757		OfficeMax, Inc	144
840	*	Overstock.com, Inc	25
3,889	*	Petco Animal Supplies, Inc	92
9,662		Petsmart, Inc	272
1,717		PolyMedica Corp	73
35,035	*	Rite Aid Corp	140
6,480	*	Sears Holdings Corp	857
814	*	Sharper Image Corp	10
1,548	*	Sports Authority, Inc	57
1,250	*	Stamps.com, Inc	44
48,338		Staples, Inc	1,234
9,358		Tiffany & Co	351
1,504	*	Valuevision International, Inc (Class A)	19
67,173		Walgreen Co	2,897
3,526	*	Zale Corp	99

		TOTAL MISCELLANEOUS RETAIL	11,315

MOTION PICTURES - 1.23%
12,560		Blockbuster, Inc (Class A)	50
840		Carmike Cinemas, Inc	20
6,036	*	Denny’s Corp	29
2,719	*	DreamWorks Animation SKG, Inc (Class A)	72
1,242		Marcus Corp	25
2,427	*	NetFlix, Inc	70
152,442		News Corp (Class A)	2,532
3,609	*	Pixar	232
2,864		Regal Entertainment Group (Class A)	54
3,067	*	Time Warner Telecom, Inc (Class A)	55
300,633		Time Warner, Inc	5,048
125,969		Walt Disney Co	3,513
1,917		World Wrestling Entertainment, Inc	32
390	*	WPT Enterprises, Inc	3

		TOTAL MOTION PICTURES	11,735

NONDEPOSITORY INSTITUTIONS - 1.65%
1,136	*	Accredited Home Lenders Holding Co	58
4,592		Advance America Cash Advance Centers, Inc	66
667		Advanta Corp (Class B)	25
8,795		Allied Capital Corp	269
71,685		American Express Co	3,767
8,444	*	AmeriCredit Corp	259
645		Asta Funding, Inc	21
919		Beverly Hills Bancorp, Inc	10
19,541		Capital One Financial Corp	1,574
5,801		CapitalSource, Inc	144
2,774		CharterMac	56
1,633	*	CompuCredit Corp	60
38,340		Countrywide Financial Corp	1,407
763		Delta Financial Corp	7
5,925		Doral Financial Corp	69
843	*	Encore Capital Group, Inc	12
63,410		Fannie Mae	3,259
591		Federal Agricultural Mortgage Corp (Class C)	17
1,621		Financial Federal Corp	48
1,763		First Marblehead Corp	76

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
45,107		Freddie Mac	$2,752
4,091		IndyMac Bancorp, Inc	168
412	*	Marlin Business Services, Inc	9
1,165	*	Nelnet, Inc	49
100	*	QC Holdings, Inc	1
27,518		SLM Corp	1,429
300		Student Loan Corp	70
860	*	TNS, Inc	18
265	*	United PanAm Financial Corp	8
1,332	*	World Acceptance Corp	37

		TOTAL NONDEPOSITORY INSTITUTIONS	15,745

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
1,482		AMCOL International Corp	43
1,443		CARBO Ceramics, Inc	82
1,369		Compass Minerals International, Inc	34
6,876		Vulcan Materials Co	596

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	755

OIL AND GAS EXTRACTION - 2.50%
15,454		Anadarko Petroleum Corp	1,561
21,428		Apache Corp	1,404
1,002	*	Atlas America, Inc	48
1,212	*	ATP Oil & Gas Corp	53
896	*	Atwood Oceanics, Inc	91
22,175		Baker Hughes, Inc	1,517
500	*	Basic Energy Services, Inc	15
1,263		Berry Petroleum Co (Class A)	86
875	*	Bill Barrett Corp	29
21,220		BJ Services Co	734
905	*	Bois d’Arc Energy, Inc	15
1,042	*	Brigham Exploration Co	9
25,228		Burlington Resources, Inc	2,319
3,429		Cabot Oil & Gas Corp (Class A)	164
871	*	Callon Petroleum Co	18
1,285	*	Carrizo Oil & Gas, Inc	33
3,310	*	Cheniere Energy, Inc	134
24,035		Chesapeake Energy Corp	755
5,563		Cimarex Energy Co	241
632	*	Clayton Williams Energy, Inc	26
2,751	*	Comstock Resources, Inc	82
7,368	*	Cooper Cameron Corp	325
406		Crosstex Energy, Inc	31
2,103	*	Delta Petroleum Corp	44
7,600	*	Denbury Resources, Inc	241
29,262		Devon Energy Corp	1,790
3,830		Diamond Offshore Drilling, Inc	343
19,348	*	Dynegy, Inc (Class A)	93
900	*	Edge Petroleum Corp	22
3,307	*	Encore Acquisition Co	103
3,812	*	Endeavour International Corp	11
2,180	*	Energy Partners Ltd	51
9,901		ENSCO International, Inc	509
8,012		Equitable Resources, Inc	293
2,530	*	EXCO Resources, Inc	32
3,346	*	Forest Oil Corp	124
3,217	*	FX Energy, Inc	17
4,373	*	Gasco Energy, Inc	24
5,603	*	Global Industries Ltd	81
704	*	Goodrich Petroleum Corp	19
12,950	*	Grey Wolf, Inc	96
29,210		Halliburton Co	2,133

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
5,743	*	Hanover Compressor Co	$107
2,496	*	Harvest Natural Resources, Inc	24
4,912	*	Helix Energy Solutions Group, Inc	186
3,449		Helmerich & Payne, Inc	241
1,922	*	Houston Exploration Co	101
3,398	*	KCS Energy, Inc	88
7,537		Kerr-McGee Corp	720
381		Markwest Hydrocarbon, Inc	9
1,692	*	McMoRan Exploration Co	30
6,041	*	Meridian Resource Corp	24
11,424	*	National Oilwell Varco, Inc	733
8,238	*	Newfield Exploration Co	345
11,486		Noble Energy, Inc	504
1,600	*	Oceaneering International, Inc	92
2,048	*	Parallel Petroleum Corp	38
6,555	*	Parker Drilling Co	61
11,396		Patterson-UTI Energy, Inc	364
1,148		Penn Virginia Corp	82
361	v*	PetroCorp (Escrow)	—	^
3,587	*	PetroHawk Energy Corp	49
1,400	*	Petroleum Development Corp	64
2,768	*	Petroquest Energy, Inc	28
1,329	*	Pioneer Drilling Co	22
8,724		Pioneer Natural Resources Co	386
5,352	*	Plains Exploration & Production Co	207
4,111		Pogo Producing Co	207
10,075	*	Pride International, Inc	314
3,786	*	Quicksilver Resources, Inc	146
8,251		Range Resources Corp	225
1,410	*	Remington Oil & Gas Corp	61
2,800	*	Rosetta Resources, Inc	50
6,954		Rowan Cos, Inc	306
1,575		RPC, Inc	36
1,164	*	SEACOR Holdings, Inc	92
3,800		St. Mary Land & Exploration Co	155
1,545	*	Stone Energy Corp	68
4,722	*	Superior Energy Services	127
100	*	Superior Well Services, Inc	3
2,001	*	Swift Energy Co	75
2,115	*	Tetra Technologies, Inc	100
3,187		Todco	126
942	*	Toreador Resources Corp	29
1,526	*	Tri-Valley Corp	12
500	*	Union Drilling, Inc	7
3,093	*	Unit Corp	172
2,260	*	Veritas DGC, Inc	103
865		W&T Offshore, Inc	35
1,600	*	Warren Resources, Inc	24
1,889	*	W-H Energy Services, Inc	84
1,935	*	Whiting Petroleum Corp	79
23,717		XTO Energy, Inc	1,033

		TOTAL OIL AND GAS EXTRACTION	23,890

PAPER AND ALLIED PRODUCTS - 0.51%
6,690		Bemis Co	211
3,865		Bowater, Inc	114
1,676	*	Buckeye Technologies, Inc	15
1,977	*	Caraustar Industries, Inc	20
1,356		Chesapeake Corp	19
269		CSS Industries, Inc	9
2,970		Glatfelter	55
4,634	*	Graphic Packaging Corp	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,033		Greif, Inc (Class A)	$71
32,179		International Paper Co	1,112
31,284		Kimberly-Clark Corp	1,808
3,700		Longview Fibre Co	96
11,755		MeadWestvaco Corp	321
1,971	*	Mercer International, Inc	18
1,075		Neenah Paper, Inc	35
3,866		Packaging Corp of America	87
2,695	*	Playtex Products, Inc	28
1,984		Rock-Tenn Co (Class A)	30
1,040		Schweitzer-Mauduit International, Inc	25
16,953	*	Smurfit-Stone Container Corp	230
6,553		Sonoco Products Co	222
7,196		Temple-Inland, Inc	320
3,174		Wausau Paper Corp	45

		TOTAL PAPER AND ALLIED PRODUCTS	4,901

PERSONAL SERVICES - 0.12%
2,872	*	Alderwoods Group, Inc	51
620		Angelica Corp	13
1,720		Coinmach Service Corp	16
1,405		G & K Services, Inc (Class A)	60
22,086		H&R Block, Inc	478
2,700		Jackson Hewitt Tax Service, Inc	85
3,015		Regis Corp	104
21,121		Service Corp International	165
7,137		Stewart Enterprises, Inc (Class A)	41
705	*	TRM Corp	5
2,598		Weight Watchers International, Inc	133

		TOTAL PERSONAL SERVICES	1,151

PETROLEUM AND COAL PRODUCTS - 5.32%
300		Alon USA Energy, Inc	7
5,156		Amerada Hess Corp	734
4,076		Ashland, Inc	290
148,653		Chevron Corp	8,618
91,257		ConocoPhillips	5,763
1,450		ElkCorp	49
15,749		EOG Resources, Inc	1,134
417,976		Exxon Mobil Corp	25,438
3,774		Frontier Oil Corp	224
1,038	*	Giant Industries, Inc	72
2,769	*	Headwaters, Inc	110
1,378		Holly Corp	102
23,731		Marathon Oil Corp	1,808
10,894		Murphy Oil Corp	543
27,566		Occidental Petroleum Corp	2,554
9,054		Sunoco, Inc	702
4,554		Tesoro Corp	311
38,842		Valero Energy Corp	2,322
1,030		Western Refining, Inc	22

		TOTAL PETROLEUM AND COAL PRODUCTS	50,803

PIPELINES, EXCEPT NATURAL GAS - 0.00% **
2,432	*	Transmontaigne, Inc	24

		TOTAL PIPELINES, EXCEPT NATURAL GAS	24

PRIMARY METAL INDUSTRIES - 0.99%
7,555	*	AK Steel Holding Corp	113
57,356		Alcoa, Inc	1,753
2,148	*	Aleris International, Inc	103
6,301		Allegheny Technologies, Inc	385

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
11,167	*	Andrew Corp	$137
2,599		Belden CDT, Inc	71
1,200	*	Brush Engineered Materials, Inc	24
1,656		Carpenter Technology Corp	157
1,235	*	Century Aluminum Co	52
1,500	*	Chaparral Steel Co	97
3,800	*	CommScope, Inc	108
100,705	*	Corning, Inc	2,710
380		Dynamic Materials Corp	14
740	*	Encore Wire Corp	25
2,970	*	General Cable Corp	90
1,633		Gibraltar Industries, Inc	48
3,939		Hubbell, Inc (Class B)	202
2,054	*	Lone Star Technologies, Inc	114
1,977		Matthews International Corp (Class A)	76
2,942	*	Maverick Tube Corp	156
2,431		Mueller Industries, Inc	87
1,498	*	NS Group, Inc	69
10,518		Nucor Corp	1,102
1,900	*	OM Group, Inc	44
2,245	*	Oregon Steel Mills, Inc	115
8,740		Precision Castparts Corp	519
1,713		Quanex Corp	114
733		Roanoke Electric Steel Corp	24
2,601		Steel Dynamics, Inc	147
697		Steel Technologies, Inc	17
1,141	*	Superior Essex, Inc	29
1,500		Texas Industries, Inc	91
861		Titan International, Inc	15
1,820	*	Titanium Metals Corp	88
7,519		United States Steel Corp	456
917	*	Wheeling-Pittsburgh Corp	17
4,742		Worthington Industries, Inc	95

		TOTAL PRIMARY METAL INDUSTRIES	9,464

PRINTING AND PUBLISHING - 0.81%
2,726	*	ACCO Brands Corp	61
4,031		American Greetings Corp (Class A)	87
1,700		Banta Corp	88
6,438		Belo (A.H.) Corp Series A	128
2,400		Bowne & Co, Inc	40
46,380		CBS Corp	1,112
3,345	*	Cenveo, Inc	55
734	*	Consolidated Graphics, Inc	38
594		Courier Corp	26
3,582		Dow Jones & Co, Inc	141
4,463	*	Dun & Bradstreet Corp	342
1,693		Ennis, Inc	33
5,477		EW Scripps Co	245
16,246		Gannett Co, Inc	974
3,730		Hollinger International, Inc	31
2,000		John H Harland Co	79
3,300		John Wiley & Sons, Inc (Class A)	125
1,862		Journal Communications, Inc	23
2,824		Journal Register Co	34
4,408		Knight Ridder, Inc	279
3,200		Lee Enterprises, Inc	107
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	26
1,372		McClatchy Co (Class A)	67
24,700		McGraw-Hill Cos, Inc	1,423
1,417		Media General, Inc (Class A)	66
2,746		Meredith Corp	153

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
9,702		New York Times Co (Class A)	$246
2,314	*	Paxar Corp	45
945	*	Playboy Enterprises, Inc (Class B)	13
9,402	*	Primedia, Inc	20
4,211	*	R.H. Donnelley Corp	245
14,343		R.R. Donnelley & Sons Co	469
6,850		Reader’s Digest Association, Inc (Class A)	101
600		Schawk, Inc	16
2,073	*	Scholastic Corp	56
1,179		Standard Register Co	18
576		Thomas Nelson, Inc	17
2,378		Topps Co, Inc	21
15,325		Tribune Co	420
311	*	Triple Crown Media, Inc	2
366		Washington Post Co (Class B)	284

		TOTAL PRINTING AND PUBLISHING	7,756

RAILROAD TRANSPORTATION - 0.66%
24,779		Burlington Northern Santa Fe Corp	2,065
14,158		CSX Corp	847
2,172		Florida East Coast Industries	117
2,350	*	Genesee & Wyoming, Inc (Class A)	72
4,812	*	Kansas City Southern Industries, Inc	119
26,443		Norfolk Southern Corp	1,430
2,021	*	RailAmerica, Inc	21
17,185		Union Pacific Corp	1,604

		TOTAL RAILROAD TRANSPORTATION	6,275

REAL ESTATE - 0.12%
1,131	*	Bluegreen Corp	15
3,168	*	CB Richard Ellis Group, Inc	256
378		Consolidated-Tomoka Land Co	23
4,444		Forest City Enterprises, Inc (Class A)	210
2,179		Jones Lang LaSalle, Inc	167
1,065		Levitt Corp (Class A)	23
1,126		Resource America, Inc (Class A)	22
5,110		St. Joe Co	321
1,299	*	Sunterra Corp	19
687		Tarragon Corp	14
500	*	Tejon Ranch Co	24
2,118	*	Trammell Crow Co	75
300	*	ZipRealty, Inc	3

		TOTAL REAL ESTATE	1,172

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.13%
2,187		Aptargroup, Inc	121
4,500		Cooper Tire & Rubber Co	65
623	*	Deckers Outdoor Corp	25
7,970	*	Entegris, Inc	85
10,579	*	Goodyear Tire & Rubber Co	153
5,881	*	Jacuzzi Brands, Inc	58
4,119	*	Jarden Corp	135
1,570		Myers Industries, Inc	25
1,083		Raven Industries, Inc	42
5,333		Sealed Air Corp	309
2,188		Spartech Corp	52
1,864		Tredegar Corp	30
3,650		Tupperware Corp	75
1,884		West Pharmaceutical Services, Inc	65

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,240

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
SECURITY AND COMMODITY BROKERS - 2.87%
5,277		A.G. Edwards. Inc	$263
2,248	*	Affiliated Managers Group, Inc	240
14,197		Ameriprise Financial, Inc	640
631	*	Bankrate, Inc	27
7,793		Bear Stearns Cos, Inc	1,081
8,366	*	BISYS Group, Inc	113
465		BKF Capital Group, Inc	6
1,430		BlackRock, Inc	200
1,547		Calamos Asset Management, Inc (Class A)	58
150	*	Cbot Holdings, Inc	18
68,548		Charles Schwab Corp	1,180
2,296		Chicago Mercantile Exchange Holdings, Inc	1,027
586		Cohen & Steers, Inc	14
27,194	*	E*Trade Financial Corp	734
8,827		Eaton Vance Corp	242
5,631		Federated Investors, Inc (Class B)	220
10,554		Franklin Resources, Inc	995
448		GAMCO Investors, Inc	18
394	*	GFI Group, Inc	20
25,714		Goldman Sachs Group, Inc	4,036
803		Greenhill & Co, Inc	53
2,541		Interactive Data Corp	60
1,300	*	IntercontinentalExchange, Inc	90
761		International Securities Exchange, Inc	32
2,627	*	Investment Technology Group, Inc	131
14,573		Janus Capital Group, Inc	338
3,229		Jefferies Group, Inc	189
8,064	*	Knight Capital Group, Inc	112
3,465	*	LaBranche & Co, Inc	55
8,063		Legg Mason, Inc	1,010
18,107		Lehman Brothers Holdings, Inc	2,617
1,518	*	MarketAxess Holdings, Inc	18
61,805		Merrill Lynch & Co, Inc	4,868
71,799		Morgan Stanley	4,510
2,980	*	Nasdaq Stock Market, Inc	119
3,657		Nuveen Investments, Inc	176
1,419		optionsXpress Holdings, Inc	41
1,356	*	Piper Jaffray Cos	75
6,376		Raymond James Financial, Inc	188
870		Sanders Morris Harris Group, Inc	14
4,185		SEI Investments Co	169
501	*	Stifel Financial Corp	22
1,151		SWS Group, Inc	30
8,660		T Rowe Price Group, Inc	677
23,365		TD Ameritrade Holding Corp	488
1,168	*	TradeStation Group, Inc	16
98		Value Line, Inc	4
5,415		Waddell & Reed Financial, Inc (Class A)	125

		TOTAL SECURITY AND COMMODITY BROKERS	27,359

SOCIAL SERVICES - 0.03%
1,951	*	American Retirement Corp	50
1,834	*	Bright Horizons Family Solutions, Inc	71
617	*	Providence Service Corp	20
1,211	*	Res-Care, Inc	22
2,388	*	Sunrise Senior Living, Inc	93

		TOTAL SOCIAL SERVICES	256

SPECIAL TRADE CONTRACTORS - 0.04%
1,686		Chemed Corp	100

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,673		Comfort Systems USA, Inc	$36
2,100	*	EMCOR Group, Inc	104
661		Noble International Ltd	11
400	*	Pike Electric Corp	9
7,852	*	Quanta Services, Inc	126

		TOTAL SPECIAL TRADE CONTRACTORS	386

STONE, CLAY, AND GLASS PRODUCTS - 0.12%
532		Ameron International Corp	39
2,068		Apogee Enterprises, Inc	35
1,663	*	Ceradyne, Inc	83
1,043		Charles & Colvard Ltd	11
3,451		Eagle Materials, Inc	220
3,187		Florida Rock Industries, Inc	179
2,327		Lafarge North America, Inc	196
1,000		Libbey, Inc	7
10,234	*	Owens-Illinois, Inc	178
2,500	b*	USG Corp	237

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,185

TEXTILE MILL PRODUCTS - 0.00% **
732	*	Dixie Group, Inc	11

		TOTAL TEXTILE MILL PRODUCTS	11

TOBACCO PRODUCTS - 0.14%
4,176		Loews Corp (Carolina Group)	197
5,547		Reynolds American, Inc	585
3,471	*	Star Scientific, Inc	11
1,760		Universal Corp (Virginia)	65
10,722		UST, Inc	446
1,727		Vector Group Ltd	33

		TOTAL TOBACCO PRODUCTS	1,337

TRANSPORTATION BY AIR - 0.44%
3,864	*	ABX Air, Inc	26
5,873	*	Airtran Holdings, Inc	106
1,734	*	Alaska Air Group, Inc	61
11,553	*	AMR Corp	313
1,574	*	Bristow Group, Inc	49
5,581	*	Continental Airlines, Inc (Class B)	150
2,603	*	ExpressJet Holdings, Inc	19
19,920		FedEx Corp	2,250
2,150	*	Frontier Airlines, Inc	17
9,445	*	JetBlue Airways Corp	101
782	*	MAIR Holdings, Inc	4
2,151	*	Mesa Air Group, Inc	25
1,500	*	Pinnacle Airlines Corp	10
747	*	Republic Airways Holdings, Inc	11
4,035		Skywest, Inc	118
51,657		Southwest Airlines Co	929
1,552	*	World Air Holdings, Inc	15

		TOTAL TRANSPORTATION BY AIR	4,204

TRANSPORTATION EQUIPMENT - 2.55%
772	*	Accuride Corp	9
1,438	*	Aftermarket Technology Corp	33
2,936		American Axle & Manufacturing Holdings, Inc	50
1,100		Arctic Cat, Inc	26
2,301	*	Armor Holdings, Inc	134
4,699		ArvinMeritor, Inc	70
5,446		Autoliv, Inc	308

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
54,186		Boeing Co	$4,223
3,772		BorgWarner, Inc	226
6,184		Brunswick Corp	240
1,035		Coachmen Industries, Inc	12
1,418		Curtiss-Wright Corp	94
463	*	Dril-Quip, Inc	33
3,359		Federal Signal Corp	62
3,728	*	Fleetwood Enterprises, Inc	42
114,980		Ford Motor Co	915
543		Freightcar America, Inc	35
3,656	*	GenCorp, Inc	75
26,160		General Dynamics Corp	1,674
29,964		General Motors Corp	637
10,662		Gentex Corp	186
7,831		Goodrich Corp	341
394		Greenbrier Cos, Inc	16
18,850		Harley-Davidson, Inc	978
2,800		Harsco Corp	231
2,622	*	Hayes Lemmerz International, Inc	7
2,292	*	HealthTronics, Inc	19
1,585		Heico Corp	50
12,106		ITT Industries, Inc	681
500	*	K&F Industries Holdings, Inc	8
24,151		Lockheed Martin Corp	1,814
1,066		Marine Products Corp	12
3,152		Martin Marietta Materials, Inc	337
2,342		Modine Manufacturing Co	69
1,720		Monaco Coach Corp	23
3,775	*	Navistar International Corp	104
23,447		Northrop Grumman Corp	1,601
3,100	*	Orbital Sciences Corp	49
4,900		Oshkosh Truck Corp	305
11,289		Paccar, Inc	796
9,982	*	Pactiv Corp	245
2,935		Polaris Industries, Inc	160
3,007	*	Quantum Fuel Systems Technologies Worldwide, Inc	11
640	*	R&B, Inc	7
29,710		Raytheon Co	1,362
11,678		Rockwell Collins, Inc	658
420	*	Sequa Corp (Class A)	41
255	*	Strattec Security Corp	9
1,631		Superior Industries International, Inc	32
2,719	*	Tenneco, Inc	59
7,702		Textron, Inc	719
2,448		Thor Industries, Inc	131
2,774		Trinity Industries, Inc	151
1,126	*	Triumph Group, Inc	50
2,648	*	TRW Automotive Holdings Corp	62
67,047		United Technologies Corp	3,887
9,045	*	Visteon Corp	42
2,483		Wabash National Corp	49
3,132		Westinghouse Air Brake Technologies Corp	102
2,242		Winnebago Industries, Inc	68

		TOTAL TRANSPORTATION EQUIPMENT	24,370

TRANSPORTATION SERVICES - 0.26%
800		Ambassadors Group, Inc	20
3,645		Brink’s Co	185
11,520		CH Robinson Worldwide, Inc	565
2,263	*	EGL, Inc	102
11,980	*	Expedia, Inc	243
7,094		Expeditors International Washington, Inc	613

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,242		Forward Air Corp	$84
2,972		GATX Corp	123
1,110	*	HUB Group, Inc	51
11,619	*	IAC/InterActiveCorp	342
4,499		Lear Corp	80
2,493		Pacer International, Inc	81

		TOTAL TRANSPORTATION SERVICES	2,489

TRUCKING AND WAREHOUSING - 0.46%
1,500		Arkansas Best Corp	59
3,458		CNF, Inc	173
424	*	Covenant Transport, Inc (Class A)	6
783	*	Dynamex, Inc	15
1,009	*	Frozen Food Express Industries	11
3,217		Heartland Express, Inc	70
8,000		J.B. Hunt Transport Services, Inc	172
3,799		Knight Transportation, Inc	75
3,956		Landstar System, Inc	175
952	*	Marten Transport Ltd	17
1,717	*	Old Dominion Freight Line	46
421	*	P.A.M. Transportation Services, Inc	10
900	*	SCS Transportation, Inc	26
1,500	*	SIRVA, Inc	13
3,105	*	Swift Transportation Co, Inc	67
400	*	U.S. Xpress Enterprises, Inc (Class A)	8
40,246		United Parcel Service, Inc (Class B)	3,195
200	*	Universal Truckload Services, Inc	5
341	*	USA Truck, Inc	8
3,416		Werner Enterprises, Inc	63
3,617	*	YRC Worldwide, Inc	138

		TOTAL TRUCKING AND WAREHOUSING	4,352

WATER TRANSPORTATION - 0.07%
2,950		Alexander & Baldwin, Inc	141
1,244	*	Gulfmark Offshore, Inc	34
972	*	Hornbeck Offshore Services, Inc	35
1,507	*	Kirby Corp	103
583		Maritrans, Inc	14
2,396	*	Odyssey Marine Exploration, Inc	9
1,898		Overseas Shipholding Group, Inc	91
3,819		Tidewater, Inc	211

		TOTAL WATER TRANSPORTATION	638

WHOLESALE TRADE-DURABLE GOODS - 0.60%
2,061	*	AAR Corp	59
5,979		Adesa, Inc	160
4,372	*	Advanced Medical Optics, Inc	204
2,158		Agilysys, Inc	32
2,071		Applied Industrial Technologies, Inc	92
7,511	*	Arrow Electronics, Inc	242
1,206	*	Audiovox Corp (Class A)	14
2,054	*	Aviall, Inc	78
9,201	*	Avnet, Inc	234
1,102	*	Beacon Roofing Supply, Inc	45
1,937	*	Bell Microproducts, Inc	12
691		BlueLinx Holdings, Inc	11
3,019	*	Brightpoint, Inc	94
742	*	Cantel Medical Corp	12
702		Castle (A.M.) & Co	21
4,036		Commercial Metals Co	216
4,651	*	Copart, Inc	128
2,215	*	Digital River, Inc	97

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
1,240	*	Earle M Jorgensen Co	$19
11,434		Genuine Parts Co	501
1,525	*	Global Imaging Systems, Inc	58
480	*	H&E Equipment Services, Inc	14
1,800		Handleman Co	17
5,863	*	Henry Schein, Inc	281
913	*	Huttig Building Products, Inc	9
7,307		IKON Office Solutions, Inc	104
8,393	*	Ingram Micro, Inc (Class A)	168
800	*	Interline Brands, Inc	20
1,612		Kaman Corp (Class A)	41
1,077	*	Keystone Automotive Industries, Inc	45
300		Lawson Products, Inc	12
2,028	*	LKQ Corp	42
1,224		Metal Management, Inc	39
3,120		MSC Industrial Direct Co (Class A)	169
300	*	MWI Veterinary Supply, Inc	10
1,454	*	Navarre Corp	6
5,171	*	Newpark Resources, Inc	42
7,718		Omnicare, Inc	424
2,729		Owens & Minor, Inc	89
9,236	*	Patterson Cos, Inc	325
4,013		PEP Boys-Manny Moe & Jack	61
4,800	*	PSS World Medical, Inc	93
1,959		Reliance Steel & Aluminum Co	184
1,661		Ryerson Tull, Inc	44
871	*	Scansource, Inc	53
1,362		Schnitzer Steel Industries, Inc (Class A)	58
3,706		SCP Pool Corp	174
2,032		Stewart & Stevenson Services, Inc	74
455	*	SYNNEX Corp	8
4,029	*	Tech Data Corp	149
1,000		Tecumseh Products Co (Class A)	25
4,991		W.W. Grainger, Inc	376
1,547		Watsco, Inc	110
2,165	*	WESCO International, Inc	147

		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,742

WHOLESALE TRADE-NONDURABLE GOODS - 0.84%
4,181		Airgas, Inc	163
5,454		Alliance One International, Inc	27
2,283	*	Allscripts Healthcare Solutions, Inc	42
5,037	*	Andrx Corp	120
3,695		Brown-Forman Corp (Class B)	284
28,004		Cardinal Health, Inc	2,087
1,209	*	Central European Distribution Corp	46
453		EnergySouth, Inc	14
1,824	*	First Horizon Pharmaceutical Corp	46
19,875		McKesson Corp	1,036
785		Nash Finch Co	23
12,312		Nike, Inc (Class B)	1,048
3,652		Nu Skin Enterprises, Inc (Class A)	64
718	*	Nuco2, Inc	23
2,822	*	Performance Food Group Co	88
1,891	*	Prestige Brands Holdings, Inc	23
29,497		Safeway, Inc	741
1,539	*	School Specialty, Inc	53
2,212	*	Source Interlink Cos, Inc	25
1,382		Spartan Stores, Inc	18
8,674		Supervalu, Inc	267
41,678		Sysco Corp	1,336
442		The Andersons, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES			VALUE (000)
2,225		UAP Holding Corp	$48
2,582	*	United Natural Foods, Inc	90
1,930	*	United Stationers, Inc	102
1,814	*	Ventiv Health, Inc	60
378		Weyco Group, Inc	9
1,558		World Fuel Services Corp	63

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,981

		TOTAL COMMON STOCKS
		(Cost $684,289)	953,089

		TOTAL PORTFOLIO - 99.88%
		(Cost $684,309)	953,089
		OTHER ASSETS & LIABILITIES, NET - 0.12%	1,139

		NET ASSETS - 100.00%	$954,228

*	Non-income producing

**	Percentage represents less than 0.01%

^	Amount represents less than $1,000

b	In bankruptcy

v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

Item 2. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: May 17, 2006	By:	/s/ Scott C. Evans
Scott C. Evans
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 17, 2006	By:	/s/ Scott C. Evans
Scott C. Evans
Executive Vice President
(principal executive officer)

Date: May 16, 2006	By:	/s/ Russell G. Noles
Russell G. Noles
Vice President and Acting Chief Financial Officer,
(acting principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)